Semi-Annual Report as of
November 30, 1998 (Unaudited)


SEI INSTITUTIONAL
INVESTMENTS TRUST



--------------------------------------------------------------------------------
Large Cap Fund
--------------------------------------------------------------------------------
SmallCap Fund
--------------------------------------------------------------------------------
Core Fixed Income Fund
--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------


[Logo Omitted]
The art of people
The sceince of results

TABLE OF CONTENTS
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Statements of Net Assets/
   Schedules of Investments.............................................     1
Statement of Assets and Liabilities.....................................    25
Statement of Operations.................................................    26
Statements of Changes in Net Assets.....................................    27
Financial Highlights....................................................    28
Notes to Financial Statements...........................................    29

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)



Large Cap Fund
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
Common Stocks -- 97.0%
Aerospace & Defense -- 0.5%
   Cordant Technologies               56,000  $      2,250
   Litton Industries*                 63,900         3,910
                                                   -------
                                                     6,160
                                                   -------
Air Transportation -- 0.4%
   AMR*                               36,200         2,387
   Delta Air Lines                    25,000         1,342
   UAL*                               23,900         1,522
                                                   -------
                                                     5,251
                                                   -------
Aircraft -- 1.0%
   United Technologies               128,500        13,774
                                                   -------
 Apparel/Textiles -- 0.3%
   Springs Industries, Cl A           14,600           568
   VF                                 60,125         2,950
                                                   -------
                                                     3,518
                                                   -------
Automotive -- 1.9%
   Daimler Chrysler AG*               63,597         5,831
   Eaton                              34,900         2,384
   Ford Motor                        243,800        13,470
   General Motors                     27,400         1,918
   Navistar International*            62,300         1,612
   Paccar                             14,200           646
                                                   -------
                                                    25,861
                                                   -------
Banks -- 7.6%
   Amsouth Bancorp                    62,850         2,655
   Astoria Financial*                 32,100         1,444
   Bank One                          136,826         7,021
   BankAmerica                       403,822        26,324
   Bankers Trust New York             20,199         1,757
   Chase Manhattan                   294,228        18,665
   Comerica                           91,200         5,882
   Commerce Bancshares                34,335         1,524
   Firstar                           112,976         8,275
   Golden West Financial              25,100         2,377
   JP Morgan                          20,600         2,202
   KeyCorp                           121,100         3,716
   PNC Bank                          160,100         8,255
   Republic New York                  76,400         3,572
   SunTrust                           37,700         2,632
   Wells Fargo                       157,800         5,681
                                                   -------
                                                   101,982
                                                   -------

--------------------------------------------------------------------------------
                                                   Market
Description                            Shares    Value (000)
--------------------------------------------------------------------------------

Beauty Products -- 2.2%
   Avon Products                     123,400  $      5,013
   Colgate-Palmolive                  89,200         7,638
   Gillette                          209,500         9,624
   Procter & Gamble                   85,400         7,483
                                                   -------
                                                    29,758
                                                   -------
Broadcasting, Newspapers &
   Advertising -- 0.3%
   Cox Communications*                75,600         3,983
                                                   -------
 Building & Construction -- 0.5%
   Centex                             94,100         3,358
   Fluor                              64,100         2,744
                                                   -------
                                                     6,102
                                                   -------
Chemicals -- 1.4%
   Eastman Chemical                   46,500         2,694
   FMC*                               18,300         1,064
   Millenium Chemicals                27,200           649
   Monsanto                          123,900         5,614
   Nalco Chemical                     52,100         1,742
   PPG Industries                     39,500         2,417
   Union Carbide                     118,800         5,316
                                                   -------
                                                    19,496
                                                   -------
Communications Equipment -- 0.3%
   GTE                                77,200         4,786
                                                   -------
Computers & Services -- 6.8%
   America Online*                    72,200         6,322
   Apple Computer*                   135,600         4,331
   Cisco Systems*                    340,662        25,677
   Compaq Computer*                  183,000         5,947
   Dell Computer*                    399,800        24,313
   IBM                               102,052        16,839
   Lexmark International Group*       62,500         4,773
   Quantum*                           67,600         1,496
   Unisys*                            70,300         2,004
                                                   -------
                                                    91,702
                                                   -------
Containers & Packaging -- 0.1%
   Crown Cork & Seal                  40,000         1,350
                                                   -------
Drugs -- 7.6%
   American Home Products             61,500         3,275
   Bristol-Myers Squibb              114,000        13,972
   Elan, ADR*                         67,758         4,616

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)



Large Cap Fund--Continued
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

   Eli Lilly                          31,300  $      2,807
   Johnson & Johnson                  17,400         1,414
   Merck                              53,000         8,208
   Perrigo*                           98,600           826
   Pfizer                            196,557        21,941
   Schering Plough                   265,100        28,200
   Warner Lambert                    226,000        17,063
                                                   -------
                                                   102,322
                                                   -------
Electrical Services -- 3.2%
   Allegheny Energy                   20,000           676
   American Electric Power            64,200         2,977
   Baltimore Gas & Electric           84,300         2,587
   Consolidated Edison Company
     of New York                      63,900         3,247
   DTE Energy                         33,900         1,479
   Edison International               76,100         2,093
   Energy East                        67,400         3,576
   Firstenergy                        48,900         1,513
   FPL Group                          47,800         2,928
   Houston Industries                 12,804           405
   Illinova                           31,500           852
   PG&E                              123,630         3,825
   Pinnacle West Capital             156,700         7,140
   Public Service
     Enterprise Group                 75,100         2,929
   Scana                              80,900         2,639
   Southern                          107,900         3,183
   Unicom                             38,000         1,432
                                                   -------
                                                    43,481
                                                   -------
Entertainment -- 1.4%
   Liberty Media Group, Cl A*        194,000         7,821
   Mirage Resorts*                   593,400         8,827
   Walt Disney                        77,900         2,507
                                                   -------
                                                    19,155
                                                   -------
Environmental Services -- 0.5%
   Waste Management*                 156,600         6,714
                                                   -------
Financial Services -- 5.2%
   American Express                    2,600           260
   Associates First Capital          105,500         8,216
   Bear Stearns                       50,355         2,115
   Charles Schwab                    123,700         6,974
   FNMA                               81,200         5,907
   Lehman Brothers Holding            48,600         2,427
   MBNA                              678,912        15,403
   Merrill Lynch                     107,100         8,032
   Morgan Stanley, Dean Witter,
     Discover & Company              106,500         7,428


--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

   SLM Holding                        76,900       $ 3,384
   T Rowe Price                      210,700         7,533
   Textron                            31,900         2,478
                                                   -------
                                                    70,157
                                                   -------
Food, Beverage & Tobacco -- 2.9%
   Adolph Coors, Cl B                 47,400         2,358
   Coca-Cola                         172,100        12,058
   General Mills                      52,700         3,979
   Hormel Foods                        2,100            62
   IBP                                28,000           710
   Philip Morris                     261,400        14,622
   Ralston Purina Group               84,400         2,938
   RJR Nabisco Holdings               94,300         2,717
                                                   -------
                                                    39,444
                                                   -------
Gas/Natural Gas -- 0.6%
   Consolidated Natural Gas           44,500         2,417
   Enron                              65,000         3,417
   Keyspan Energy                     23,892           709
   National Fuel & Gas                45,500         2,090
                                                   -------
                                                     8,633
                                                   -------
Household Furniture & Fixtures -- 2.3%
   General Electric                  173,000        15,656
   Maytag                            110,200         5,965
   Solectron*                        151,000         9,994
                                                   -------
                                                    31,615
                                                   -------
Household Products -- 0.1%
   Whirlpool                          25,600         1,434
                                                   -------
Insurance -- 7.6%
   Aetna                              80,400         6,216
   Allstate                          204,700         8,342
   Ambac                              87,073         5,311
   American General                  102,800         7,241
   American International Group      109,750        10,317
   Chubb                              80,800         5,661
   Cigna                             166,800        12,979
   Citigroup                         182,200         9,144
   Exel Limited, Cl A*                55,600         4,177
   Foundation Health
     Systems, Cl A*                   21,000           290
   Lincoln National                   26,900         2,251
   Old Republic International        239,050         5,095
   Pacificare Health Systems, Cl B*   17,500         1,318
   Progressive of Ohio                54,600         8,101
   Safeco                             59,100         2,538
   St Paul                           128,100         4,516
   SunAmerica                         40,800         3,233
   Transamerica                       56,200         5,971
                                                   -------
                                                   102,701
                                                   -------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
Machinery -- 3.0%
   Aeroquip-Vickers                   46,500     $   1,691
   Applied Materials*                246,900         9,567
   Cummins Engine                     25,800           958
   Ingersoll Rand                     87,000         4,073
   NACCO Industries, Cl A             10,900           949
   Timken                             58,300         1,122
   Tyco International                340,900        22,435
                                                   -------
                                                    40,795
                                                   -------
Measuring Devices -- 0.1%
   Mallinckrodt                       29,600           956
                                                   -------
Medical Products & Services -- 1.1%
   Health Management
     Associates, Cl A*               163,350         3,543
   Medtronic                         170,500        11,541
   NovaCare*                         116,400           364
                                                   -------
                                                    15,448
                                                   -------
Metals & Mining -- 0.2%
   Vulcan Materials                   19,600         2,457
                                                   -------
Miscellaneous Business Services-- 4.7%
   Altera*                           104,000         5,103
   Automatic Data Processing          39,700         3,057
   BMC Software*                      30,200         1,542
   Cadence Design Systems*            98,200         2,762
   Computer Sciences*                 99,000         5,655
   Harris                             46,400         1,760
   HBO                               182,000         4,539
   Microsoft*                        221,600        27,035
   Oracle Systems*                   152,500         5,223
   Pixar*                             56,300         2,794
   Sap Aktiengesellschaft, ADR*       49,700         2,103
   Sungard Data Systems*              48,300         1,546
   Teradyne*                          34,000         1,090
                                                   -------
                                                    64,209
                                                   -------
Miscellaneous Consumer Services -- 0.5%
   Robert Half International*        142,800         6,712
                                                   -------
Office Furniture & Fixtures -- 0.3%
   Champion International             87,100         3,620
                                                   -------
Paper & Paper Products -- 1.7%
   Consolidated Papers                38,400           982
   Fort James                        108,920         4,261
   International Paper               158,800         6,898
   Mead                               45,950         1,393
   Temple-Inland                      30,500         1,637
   Union Camp                         59,100         3,823

--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

   Westvaco                           53,100  $      1,493
   Willamette Industries              72,000         2,516
                                                   -------
                                                    23,003
                                                   -------
Petroleum & Fuel Products -- 0.7%
   Atlantic Richfield                 28,000         1,862
   BJ Services*                       68,700           949
   Enron Oil and Gas                  80,900         1,214
   Noble Drilling*                   122,300         1,414
   Phillips Petroleum                 94,371         3,964
                                                   -------
                                                     9,403
                                                   -------
Petroleum Refining -- 2.9%
   Ashland                            44,700         2,174
   Coastal                           117,300         4,091
   Exxon                             223,900        16,806
   Lyondell Petrochemical             68,000         1,267
   Mobil                              86,200         7,429
   Sunoco                             60,800         2,060
   Texaco                             87,700         5,048
                                                   -------
                                                    38,875
                                                   -------
Photographic Equipment & Supplies -- 0.2%
   Eastman Kodak                      45,300         3,287
                                                   -------
 Printing & Publishing -- 1.6%
   Bowne                              81,900         1,372
   Gannett                            78,346         5,058
   Lafarge                            89,400         3,313
   Time Warner                       109,600        11,590
                                                   -------
                                                    21,333
                                                   -------
Professional Services -- 1.2%
   Halliburton                       132,000         3,878
   Norfolk Southern                  113,300         3,441
   Paychex                           189,900         9,448
                                                   -------
                                                    16,767
                                                   -------
Railroads -- 1.4%
   Burlington Northern Santa Fe       90,100         3,063
   Canadian Pacific Limited           59,800         1,319
   CSX                               190,574         7,945
   Kansas City Southern Industries   119,400         5,097
   Union Pacific                      29,075         1,414
                                                   -------
                                                    18,838
                                                   -------
Repair Services -- 0.8%
   Federated Department Stores*      174,200         7,262
   Ryder System                       14,400           411
   Staples*                           85,800         2,998
                                                   -------
                                                    10,671
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)



Large Cap Fund--Concluded
--------------------------------------------------------------------------------
                                                   Market
Description                            Shares    Value (000)
--------------------------------------------------------------------------------

Retail -- 9.6%
   Bed Bath & Beyond*                 94,400   $     2,944
   Costco*                            87,600         5,497
   CVS                                86,200         4,256
   Darden Restaurants                125,200         1,980
   Dayton-Hudson                     166,100         7,475
   Dillards, Cl A                     70,500         2,423
   Dollar General                     70,020         1,667
   Great Atlantic & Pacific Tea       31,200           852
   Home Depot                        466,900        23,228
   JC Penney                         165,967         9,128
   Kmart*                            283,100         4,317
   Kohls*                            242,700        11,938
   Kroger*                           115,200         6,113
   Lowe's                            140,800         5,949
   May Department Stores              68,455         4,129
   Office Depot*                      80,400         2,613
   Ruddick                            44,500           871
   Safeway*                          290,800        15,358
   Sears Roebuck                     130,900         6,210
   Sodexho Marriott Services*         89,300         2,456
   Tech Data*                         32,000         1,288
   Wal-Mart Stores                   118,000         8,887
                                                   -------
                                                   129,579
                                                   -------
Rubber & Plastic -- 2.0%
   Dow Chemical                      186,100        18,121
   Goodyear Tire & Rubber            129,000         7,321
   Premark International              54,700         1,836
                                                   -------
                                                    27,278
                                                   -------
Semi-Conductors/Instruments -- 2.0%
   Intel                             209,668        22,566
   Maxim Integrated Products*         40,400         1,586
   National Semiconductor*           161,400         2,320
                                                   -------
                                                    26,472
                                                   -------
Specialty Construction -- 0.1%
   Tecumseh Products, Cl A            18,000           891
                                                   -------
Specialty Machinery -- 0.1%
   American Standard*                 35,900         1,230
                                                   -------
Steel & Steel Works -- 0.8%
   Alcan Aluminum                    118,233         3,148
   Aluminum Company of America        85,618         6,346
   Asarco                             28,300           548
   Texas Industries                   42,900         1,241
                                                   -------
                                                    11,283
                                                   -------

--------------------------------------------------------------------------------
                                    Shares/Face    Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------

Technology, General -- 0.1%
   Rockwell International             16,600 $         812
                                                   -------
Telephones & Telecommunication -- 6.6%
   Airtouch Communications*           31,700         1,813
   Alltel                             57,300         3,037
   Ameritech                         195,500        10,581
   AT&T                              134,500         8,381
   Bell Atlantic                     144,518         8,039
   BellSouth                         128,493        11,211
   Lucent Technologies               183,800        15,818
   MCI WorldCom*                     383,625        22,634
   SBC Telecommunications             50,600         2,426
   Sprint                             34,100         2,481
   Sprint Corp (PCS Group)*           17,050           273
   US West                            47,900         2,982
                                                   -------
                                                    89,676
                                                   -------
Trucking -- 0.1%
   Yellow*                            60,700           979
                                                   -------
Wholesale -- 0.5%
   Arrow Electronics*                 43,000           935
   Avnet                              19,500         1,135
   BJ's Wholesale Club*               38,600         1,489
   Cardinal Health                    46,300         3,177
                                                   -------
                                                     6,736
                                                   -------
Total Common Stocks
   (Cost $1,014,191)                             1,310,689
                                                   -------

U.S. Treasury Obligation -- 0.2%
   U.S. Treasury Bill (A)
     4.320%, 05/20/99                 $2,000         1,958
                                                   -------
Total U.S. Treasury Obligation
   (Cost $1,959)                                     1,958
                                                   -------

Commercial Paper -- 0.3%
   Ford Motor Credit
     4.880%, 12/01/98                    624           624
     5.160%, 12/03/98                    977           977
   Prudential Funding
     4.800%, 12/02/98                  2,040         2,040
                                                   -------
Total Commercial Paper
   (Cost $3,641)                                     3,641
                                                   -------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   Face Amount     Market
Description                        (000)/Shares  Value (000)
--------------------------------------------------------------------------------
Repurchase Agreement -- 2.3%
   J.P. Morgan
     5.20%, dated 11/30/98, matures
     12/01/98, repurchase price
     $31,510,000 (collateralized by
     various government obligations,
     total par value $11,405,000,
     0.000-6.05%, 10/14/99-02/23/18,
     total market value:
     $32,425,000)                    $31,505    $   31,505
                                                ----------
Total Repurchase Agreement
   (Cost $31,505)                                   31,505
                                                ----------

Money Market -- 0.2%
   Evergreen Select
     Money Market Fund                 3,043         3,043
                                                ----------
Total Money Market
   (Cost $3,043)                                     3,043
                                                ----------
Total Investments--100.0%
   (Cost $1,054,339)                             1,350,836
                                                ----------
Other Assets and Liabilities, Net--0.0%               (711)
                                                ----------

Net Assets:
Portfolio Shares of (unlimited
   authorization -- no par value)
   based on 80,072,262 outstanding
   shares of beneficial interest                 1,027,549
Undistributed net investment income                  2,317
Accumulated net realized gain
   on investments                                   22,213
Net unrealized appreciation
   on investments                                  296,497
Net unrealized appreciation on futures               1,549
                                                ----------
Total Net Assets--100.0%                        $1,350,125
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share                   $    16.86
                                                ==========
* Non-income producing security
(A) Security has been pledged as collateral on open futures contracts. ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.


Small Cap Fund
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

Common Stocks -- 95.0%
Aerospace & Defense -- 0.8%
   AAR                                10,500    $      265
   Aeroflex*                          23,200           318
   Cordant Technologies               19,400           780
   Gencorp                            15,300           377
   Wyman-Gordon*                      65,400         1,022
                                                ----------
                                                     2,762
                                                ----------
Aerospace Defense -- 0.4%
   Execustay                         116,200         1,365
                                                ----------
Air Transportation -- 1.5%
   Airborne Freight                   21,580           576
   Alaska Airgroup*                   12,100           453
   America West Holdings, Cl B*       25,200           356
   ASA Holdings                        1,200            41
   Continental Airlines, Cl B*         6,600           233
   International Total Services*     306,800         1,496
   Mesaba Holdings*                   11,300           212
   Skywest                            58,700         1,589
                                                ----------
                                                     4,956
                                                ----------
Aircraft -- 0.2%
   BE Aerospace*                      10,000           237
   Coltec Industries*                 23,300           450
                                                ----------
                                                       687
                                                ----------
Apparel/Textiles -- 1.2%
   Cone Mills*                        54,900           250
   Guilford Mills                     16,750           242
   Happy Kids*                           900            10
   Interface                          38,600           482
   Kellwood                           15,550           420
   Kenneth Cole Production*           13,200           240
   Nautica Enterprises*               72,400         1,425
   Pillowtex                          17,290           584
   Quiksilver*                        10,000           242
   Tarrant Apparel Group*              3,000            98
                                                ----------
                                                     3,993
                                                ----------
Automotive -- 0.9%
   Arvin Industries                   28,410         1,193
   Borg-Warner Automotive             10,450           521
   Gentex*                            13,000           239
   JLG Industries                     12,300           202
   Monaco Coach*                      10,200           306
   Smith (A.O.)                       15,850           394
                                                ----------
                                                     2,855
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)



Small Cap Fund--Continued
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

Banks -- 5.2%
   Albank Financial                   10,240    $      694
   Alliant Techsystems*               18,700         1,425
   Anchor Bancorp Wisconsin            9,200           185
   Andover Bancorp                    14,612           469
   Astoria Financial*                 12,200           549
   Bancorpsouth                       15,800           302
   Bank North Group                   33,600         1,121
   Carolina First                     11,900           297
   Chittenden                          3,100            94
   City National                       7,300           273
   CNB Bancshares                      4,960           215
   Commercial Federal                  4,425           101
   Community First Bankshares         11,000           234
   Cullen/Frost Bankers               11,400           611
   Dime Bancorp*                      16,735           445
   Dime Community Bancorp*             9,100           246
   Downey Financial                   28,856           750
   Firstfed Financial*                27,400           486
   Hubco                               3,969           107
   One Valley Bancorp                     --            --
   Peoples Heritage
     Financial Group                  18,500           379
   PFF Bancorp*                       23,800           366
   Prime Bancshares*                  28,000           483
   Republic Bancorp                   42,306           701
   Resource Bancshares
     Mortgage Group                   15,500           213
   Richmond County Financial*         65,900         1,083
   Silicon Valley Bancshares*          8,700           217
   SIS Bancorp                        14,440           671
   Southwest Bancorp of Texas*        10,400           187
   St Paul Bancorp                    22,200           469
   Staten Island Bancorp*             72,000         1,498
   Sterling Bancshares                 7,000           111
   T R Financial                      20,810           778
   UST                                12,302           304
   Webster Financial                  18,900           524
   Westamerica Bancorporation         18,500           668
                                                ----------
                                                    17,256
                                                ----------
Beauty Products -- 0.2%
   Playtex Products*                  49,000           759
                                                ----------
Broadcasting, Newspapers &
    Advertising -- 0.8%
   Antec*                              3,000            55
   Big Flower Holdings*               17,500           428
   Emmis Broadcasting*                17,000           585
   Lamar Advertising*                 16,200           555
   Metro Networks*                     6,600           251
   TMP Worldwide*                     25,900           829
                                                ----------
                                                     2,703
                                                ----------

--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
Building & Construction -- 2.2%
   Centex                             22,260   $       794
   Crossman Communities*              66,200         1,655
   Jacobs Engineering Group*           8,300           313
   Lennar                             14,800           329
   MDC Holdings                       49,190           904
   Ryland Group                       36,000           956
   Standard Pacific                   18,600           181
   Toll Brothers*                     21,800           530
   US Home*                           12,900           411
   Walter Industries*                 45,600           653
   Webb (Del E.)                      13,000           344
                                                ----------
                                                     7,070
                                                ----------
Building & Construction Supplies-- 0.9%
   Granite Construction               12,150           393
   NCI Building Systems*              50,000         1,225
   Nortek*                            14,400           393
   PULTE                                  30           773
                                                ----------
                                                     2,784
                                                ----------
Chemicals -- 0.8%
   Cambrex                            20,000           560
   Dexter                             15,190           487
   H B Fuller                          9,810           427
   Mississippi Chemical               11,400           180
   OM Group                            8,300           300
   Tredegar Industries                 8,000           187
   Wellman                            27,300           331
                                                ----------
                                                     2,472
                                                ----------
Communications Equipment -- 3.4%
   Applied Signal Technology*         40,600           487
   Aspect Telecommunications*         88,000         1,666
   Broadcom Corporation, Cl A*         1,700           152
   Concord Communications*            40,700         1,806
   Dionex*                             2,000            62
   DM Management*                     65,350           956
   Intervoice*                        13,300           341
   Melita International*             125,300         1,879
   Mercury Interactive*               12,000           550
   Plantronics*                        5,300           348
   Polycom*                           45,800           813
   Power Integration*                 57,900         1,390
   Proxim                                 12           275
   Tekelec*                           24,900           386
                                                 ---------
                                                    11,111
                                                 ---------
Computers & Services -- 2.7%
   Apex PC Solutions*                 29,600           766
   Bell & Howell*                     15,900           537
   Catalina Marketing*                 5,600           326
   Comverse Technology*                4,695           270

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

   Data General*                      22,900   $       415
   Deltek Systems*                    26,200           462
   Dialogic                            7,700           173
   Inspire Insurance Solutions*       32,200         1,079
   Jabil Circuit*                     10,000           580
   Maxtor*                            40,500           559
   Micros Systems*                     5,000           142
   National Computer Systems          26,120           859
   Neomagic*                          13,100           247
   New Era of Networks*                9,500           703
   Pilot Network Services*             6,600            53
   Visual Networks*                   19,100           664
   Wang Laboratories*                 39,000           994
                                                ----------
                                                     8,829
                                                ----------
Concrete & Mineral Products -- 0.3%
   Ferro                               9,750           272
   Florida Rock Industries            18,660           547
                                                ----------
                                                       819
                                                ----------
Consumer Products -- 0.6%
   Brown Group                        24,700           443
   Public Service of New Mexico       59,690         1,160
   Stride Rite                        25,500           226
                                                ----------
                                                     1,829
                                                ----------
Containers & Packaging -- 0.4%
   Ball                               28,500         1,218
                                                ----------
Drugs -- 2.2%
   Biomatrix Inc.*                     4,000           194
   Chattem*                           12,700           543
   Geltex Pharmaceuticals*            17,400           415
   Incyte Pharmaceuticals*            16,800           525
   Ivax                              118,100         1,122
   Jones Pharmaceuticals              13,100           472
   Medco Research*                    14,700           298
   Medicis Pharmaceutical, Cl A*      17,700         1,115
   Ocular Sciences*                   80,900         1,820
   Parexel International*              7,000           182
   Pathogenesis*                       6,300           302
   Twinlab*                           11,100           185
   Usana*                             18,200           215
                                                ----------
                                                     7,388
                                                ----------
Electrical Services -- 3.3%
   Bec Energy                         11,500           474
   Calpine*                            5,200           125
   Cleco                              22,900           783
   Commonwealth Energy System         22,330           860
   Conectiv                            7,100           163
   El Paso Electric*                 190,500         1,762
   Esco Electronics*                  27,900           276

--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

   Gemstar International*             30,200    $    1,835
   Idacorp                            16,300           568
   Nevada Power                       14,400           341
   Orange and Rockland Utility         3,300           186
   Rochester Gas & Electric           44,800         1,378
   Sierra Pacific Resources           18,260           657
   Sigcorp                            23,050           778
   United Illuminating                11,900           597
                                                ----------
                                                    10,783
                                                ----------
Electrical Technology -- 0.1%
   C&D Technologies                   11,400           331
                                                ----------
Entertainment -- 0.5%
   Family Golf Centers*               31,200           642
   King World Productions*            10,300           281
   Macrovision*                       17,300           629
   WMS Industries*                     8,400            62
                                                ----------
                                                     1,614
                                                ----------
Environmental Services -- 0.2%
   Allied Waste Industries*            2,225            45
   Casella Waste Systems, Cl A*            1            31
   US Liquids*                        22,500           427
                                                ----------
                                                       503
                                                ----------
Financial Services -- 3.0%
   Americredit*                       21,200           293
   Ameritrade Holding, Cl A*          57,600         1,426
   Coast Federal*                     23,800           217
   Creditrust                          6,200           129
   Dain Rauscher                      11,200           417
   Eaton Vance                        11,000           267
   Everen Capital                      3,200            78
   Financial Federal*                 36,900           989
   Fours Seasons Hotel                37,400           998
   Franchise Finance of America        9,300           228
   Inacom*                            58,900         1,222
   JSB Financial                      12,100           638
   Knight/Trimark Group, Cl A*        67,100         1,061
   Legg Mason                         25,400           757
   Metris*                             8,022           268
   Raymond James Financial             2,000            49
   Travel Services*                   16,300           369
   Waddell & Reed Financial, Cl A*    14,400           344
                                                ----------
                                                     9,750
                                                ----------
Food, Beverage & Tobacco -- 1.1%
   Adolph Coors, Cl B                 17,860           889
   Aurora Foods*                      30,200           591
   International Home Foods*              18           367
   Pilgrims Pride                     17,900           434
   Standard Commercial                14,063           114

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)



Small Cap Fund--Continued
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

   Universal                          23,700   $       834
   Universal Foods                     9,500           236
   Wild Oates Markets*                 4,700           134
                                                ----------
                                                     3,599
                                                ----------
Gas/Natural Gas -- 0.9%
   Atmos Energy                       10,200           312
   Connecticut Energy                 20,400           570
   Energen                            20,220           364
   Oneok                               7,500           261
   Southwest Gas                      25,900           615
   Washington Gas Light               32,100           819
                                                ----------
                                                     2,941
                                                ----------
Hotels & Lodging -- 0.4%
   Extended Stay America*            138,400         1,384
                                                ----------
Household Furniture & Fixtures -- 1.1%
   Ethan Allen Interiors              16,900           668
   Furniture Brands International*    39,200           997
   Meadowcraft*                      170,800         1,676
   O'Sullivan Industries Holdings*    35,360           356
                                                ----------
                                                     3,697
                                                ----------
Household Products -- 0.9%
   American Safety Razor*             28,450           345
   Juno Lighting                      12,900           302
   Lifetime Hoan                     160,200         1,782
   Thomas Industries                  23,665           408
                                                ----------
                                                     2,837
                                                ----------
Insurance -- 4.7%
   American Heritage                  20,360           500
   Amerin*                            10,600           262
   Annuity & Life Re Holdings*        16,500           419
   Arthur J Gallegher                  5,900           274
   Capital Re                         15,100           298
   Chicago Title                       5,000           234
   CNA Surety*                        37,300           548
   Concentra Managed Care*           125,200         1,479
   Delphi Financial Group, Cl A*      10,383           485
   FBL Financial Group, Cl A          24,900           610
   Fidelity National Financial         8,500           279
   Financial Security
     Assurance Holdings                9,900           543
   First American Financial           35,560         1,089
   Healthcare Recoveries*             73,400         1,220
   Horace Mann Educators              49,300         1,390
   IPC Holdings                       48,100         1,172
   Landamerica Financial Group         4,200           258
   Lasalle Re Holdings                18,100           448
   Life USA Holdings*                 20,200           258
   Orion Capital                      13,270           479

--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

   Presidential Life                  44,390    $      799
   Renaissancere Holdings             16,700           635
   RLI                                12,700           460
   Stewart Information Services        6,500           321
   Terra Nova (Bermuda)
     Holdings, Cl A*                  28,900           847
   Total Renal Care Holdings*          9,345           248
                                                ----------
                                                    15,555
                                                ----------
Leasing & Renting -- 0.8%
   Aaron Rents                        28,300           442
   Leasing Solutions*                 17,900            70
   Rent-Way*                          23,200           629
   Rental Service*                    51,000         1,081
   Xtra                               10,400           495
                                                ----------
                                                     2,717
                                                ----------
Leisure Products -- 0.4%
   Fossil*                            15,600           432
   Standard Motor Products            34,700           792
                                                ----------
                                                     1,224
                                                ----------
Lumber & Wood Products -- 0.2%
   TJ International                   20,610           487
                                                ----------
Machinery -- 2.3%
   Amcast Industrial                  20,810           365
   Applied Power                       5,200           185
   Aptar Group                         9,000           251
   Commercial Intertech               25,200           398
   Gardner Denver Machinery*          19,545           310
   Gehl*                              11,400           158
   Gerber Scientific                   7,700           195
   Gleason                            17,500           335
   Graco                              12,700           352
   Gradall Industries*                95,000         1,277
   Idex                                9,900           268
   Kuhlman                            10,200           284
   Lincoln Electric Holdings          21,800           512
   Micrel*                             8,000           324
   Moog*                              20,800           603
   Omniquip International*            77,000         1,037
   Pentair                             7,900           298
   SPS Technologies*                   9,600           550
                                                ----------
                                                     7,702
                                                 ----------
Manufacturing -- 0.4%
   Donaldson                           3,000            60
   NCH                                 7,150           400
   Newport News Shipbuilding          20,600           579
   Zebra Technologies, Cl A*           7,000           235
                                                ----------
                                                     1,274
                                                ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

Marine Transportation -- 0.5%
   Avondale Industries*               60,360    $    1,667
                                                ----------
Measuring Devices -- 0.1%
   Esterline Technologies*            14,600           305
                                                ----------
Medical Products & Services -- 4.2%
   Alternative Living Services*       20,200           543
   Carematrix*                        20,000           560
   Coast Dental Services*             56,900           661
   Excel Technology*                 120,400         1,204
   Hanger Orthopedic Group*              200             5
   Impath*                            26,600         1,019
   Integrated Health Services         17,500           196
   Interim Services*                  10,100           210
   Invacare                            7,500           180
   King Pharmaceuticals*                  17           266
   Mariner Post-Acute Network*        32,300           139
   Maxxim Medical*                    23,300           635
   Medquist*                          25,400           772
   Medtronic                              --            --
   Minimed*                            6,000           427
   NCS Healthcare*                    15,500           314
   NovaCare*                          50,460           158
   Pediatrix Medical Group*           24,800         1,331
   Prime Medical Services*           136,600         1,050
   Province Healthcare*               16,300           522
   Resmed*                            26,000           887
   Sabratek Corp*                     21,500           363
   Safeskin*                           9,400           179
   Sofamor/Danek Group*                3,200           358
   Steris*                             9,800           263
   Superior Consultants*               9,800           358
   Techne*                             3,600            67
   Theragenics*                        5,000            69
   Trex Medical*                       4,000            40
   Trigon Healthcare*                 10,800           400
   Universal Health Services, Cl B*    2,500           134
   Vencor*                            32,300           145
   Visix Space*                        4,200           306
   Xomed Surgical Products*            5,300           232
                                                ----------
                                                    13,993
                                                ----------
Metals & Mining -- 0.2%
   Cleveland Cliffs                   18,500           704
                                                ----------
Miscellaneous Business Services-- 14.0%
   24/7 Media*                            60         1,668
   Abacus Direct*                      5,700           328
   ABM Industries                      7,300           243
   Acxiom*                             6,000           142
   Advent Software*                   11,700           448
   Advo Systems*                      13,600           352
   American Management Systems         7,800           230
   Aspect Development*                10,000           334


--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
   Atlantic Data Services*             4,000   $        72
   Axent Technologies*                39,300         1,024
   Barra*                             67,600         1,758
   Best Software*                     32,700           813
   Black Box*                          4,500           158
   Broadvision*                       33,300           887
   Brooktrout Tech*                   14,300           223
   Business Objects*                  30,800           585
   Carey International*               29,100           495
   CMG Information Services*               7           543
   Cognizant Technology*              36,800           796
   Compass International Services*   178,300         1,716
   Computer Horizons*                  8,100           182
   Computer Task Group                 6,500           175
   Data Dimensions*                   18,800           240
   Data Processing Resources          55,600         1,320
   Dendrite International*             9,800           189
   Digital River.*                         2            46
   Doubleclick*                       12,000           486
   Dset                                2,400            33
   Earthlink Network*                     15           967
   Electronic Arts*                    4,500           190
   Envoy*                              2,900           116
   Global Vacation Group*                 18           171
   Hooper Holmes                      12,200           285
   Hyperion Solutions*                53,805         1,742
   IMR Global                         10,300           219
   Inso*                              32,600           878
   J D Edwards*                       5,000           174
   JDA Software Group*                 2,950            24
   Kendle International*                  26           591
   Kronos*                             5,600           242
   Labor Ready*                       39,350           858
   Lason*                             12,600           773
   Learning*                          50,500         1,468
   Lycos*                             19,700         1,162
   Macromedia*                        48,000         1,341
   MAPICS*                            24,800           482
   Mastech*                           23,800           634
   Memberworks*                       17,500           427
   Meta Group*                        10,300           256
   Metzler Group*                      5,000           207
   Micromuse*                          3,200            73
   Mindspring Enterprises*            12,200           788
   National Instruments*               7,700           223
   NCO Group*                         54,800         2,021
   Network Solutions*                 17,000         1,116
   Novacare Employee Services*        52,400           321
   On Assignment*                     39,100         1,390
   Onsale*                            23,000         1,414
   Peregrine Systems*                 12,500           462
   Pervasive Software*                42,000           467
   Remedy Temp*                       92,500         1,341
   Ritchie Bros. Auctioneers*         14,100           338

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)



Small Cap Fund--Continued
--------------------------------------------------------------------------------
                                                   Market
Description                            Shares    Value (000)
--------------------------------------------------------------------------------

   Rwd Technologies*                  22,800     $     456
   Software.com*                      38,400           835
   SPR*                               34,600           614
   Superior Services*                  8,800           162
   Technology Solutions*              36,700           342
   Transaction Systems Architects*    11,300           429
   TSI International Software*        25,700           938
   USWeb*                             15,300           348
   Verisign*                          10,100           405
   Visio*                             31,000         1,097
   Wackenhut Corrections*              9,500           256
   Whittman-Hart*                      8,500           188
   Wind River Systems*                20,100           937
   Xircom*                            11,100           335
                                                ----------
                                                    45,989
                                                ----------
Miscellaneous Consumer Services-- 0.8%
   Carriage Services*                 13,000           330
   G&K Services                        6,000           303
   Regis                               7,000           235
   Select Appointments
     Holdings ADR*                     9,800           196
   Sos Staffing Services*             93,500           695
   Steiner Leisure*                   27,050           673
   Unifirst                            6,500           143
                                                ----------
                                                     2,575
                                                ----------
Miscellaneous Manufacturing -- 0.2%
   AFC Cable Systems*                  7,750           230
   General Cable*                      4,500            86
   Rti International Metals*           6,800           102
   Superior Telecom*                   6,900           300
   Varlen                              4,000           106
                                                ----------
                                                       824
                                                ----------
Miscellaneous Manufacturing -- 0.1%
   Blyth Industries*                   7,000           238
   Department 56*                      4,200           145
                                                ----------
                                                       383
                                                ----------
Miscellaneous Transportation -- 0.1%
   Fleetwood Enterprises               6,700           226
                                                ----------
Office Furniture & Fixtures -- 0.3%
   Kimball International, Cl B        30,020           578
   Knoll*                             20,500           554
                                                ----------
                                                     1,132
                                                ----------
Paper & Paper Products -- 0.1%
   Buckeye Technologies*              10,000           195
   Chesapeake                          3,000           104
   Rock Tenn, Cl A                     5,500            90
                                                ----------
                                                       389
                                                ----------

--------------------------------------------------------------------------------
                                                   Market
Description                            Shares    Value (000)
--------------------------------------------------------------------------------

Petroleum & Fuel Products -- 0.6%
   Berry Petroleum                    53,600   $       697
   Devon Energy                        5,000           165
   EEX*                               97,900           349
   Giant Industries                   24,400           291
   Helmerich & Payne                  13,700           236
   Swift Energy*                      25,700           239
                                                ----------
                                                     1,977
                                                ----------
Petroleum Refining -- 0.3%
   Tesoro Petroleum*                  83,100         1,106
                                                ----------
Photographic Equipment &
Supplies -- 0.1%
   Pinnacle Systems*                   6,900           233
                                                ----------
Printing & Publishing -- 1.7%
   Bowne                              15,900           266
   Electronics for Imaging*            6,700           180
   Hollinger International            16,200           210
   Houghton Mifflin                   26,000         1,089
   Lone Star Industries               20,090         1,521
   New England Business Service        4,000           128
   Southdown                           8,200           478
   Standard Register                  17,110           504
   Valassis Communications*           11,200           480
   World Color Press*                 26,000           774
                                                ----------
                                                     5,630
                                                ----------
Professional Services -- 4.1%
   ABR Information Services*           9,500           162
   American Oncology Resources*       44,900           502
   Boron Lepore & Associates*         23,000           707
   Bright Horizons Family Solutions*  22,700           536
   Consolidated Graphics*             38,600         2,222
   Devry*                             14,000           369
   Ecsoft Group PLC*                  36,600           929
   Educational Management*            17,500           801
   Equity International*               8,000           207
   International Network Services*    19,100         1,043
   ITT Educational Services*          21,700           713
   Ogden                               8,200           218
   Pre Paid Legal*                     4,000           104
   Professional Detailing*            10,100           235
   Profit Recovery Group
     International*                   33,500         1,131
   Promedco Management*              181,800           932
   Stein Mart*                       159,300         1,369
   Strayer Education                   4,300           160
   Sylvan Learning Systems*           29,350           853
   Tetra Tech*                        14,062           295
                                                ----------
                                                    13,488
                                                ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  Market
Description                           Shares    Value (000)
--------------------------------------------------------------------------------

Railroads -- 0.3%
   Coach USA*                         39,800    $    1,129
                                                ----------
Real Estate -- 0.5%
   CB Richard Ellis Services*         47,000           834
   Centex Construction Products        5,900           209
   Intrawest                          24,600           395
   Resourtquest International*        23,900           314
                                                ----------
                                                     1,752
                                                ----------
Repair Services -- 0.2%
   Personnel Group of America*        14,600           241
   World Access*                      24,400           496
                                                ----------
                                                       737
                                                ----------
Retail -- 9.3%
   Abercrombie & Fitch*               26,800         1,501
   Action Performance*                 6,200           226
   American Eagle Outfitters*         23,700         1,416
   Ames Department Stores*             7,700           183
   Applebees International            73,900         1,520
   Buckle*                             5,950           152
   Cec Entertainment*                  6,500           193
   Cheesecake Factory*                13,100           341
   Children's Place Retail Stores*   198,200         3,667
   CKE Restaurants                     5,115           125
   Claire's Stores                    77,400         1,316
   CompUSA*                           27,300           404
   Dress Barn*                        23,670           349
   Fingerhut                          25,200           280
   Finish Line*                      161,500         1,474
   Global Directmail*                 75,100         1,474
   Grand Union*                       10,200           126
   Hibbet Sporting Goods*                  5           154
   Homebase*                         141,500           814
   Information Management
     Associates*                     133,700           785
   Intimate Brands                     9,400           271
   Linens N Things*                   29,100           891
   Marks Brothers Jewelers*          107,400         1,557
   Micro Warehouse*                   12,200           334
   MSC Industrial Direct*              5,000           119
   Neiman-Marcus Group                 8,500           228
   Nichols Research*                   3,650            78
   Pacific Sunwear of California*     37,750           559
   Paul Harris Stores*               101,800         1,387
   PJ America*                        20,100           393
   Restoration Hardware*                 500            14
   Ross Stores*                       15,100           549
   Ruby Tuesday                       38,100           710
   Ruddick                            20,200           395
   Ryan's Family Steak Houses*        82,130           934
   Shopko Stores                      61,550         1,985

--------------------------------------------------------------------------------
                                                  Market
Description                           Shares    Value (000)
--------------------------------------------------------------------------------

   Sonic*                             26,900    $      528
   Track 'n Trail*                   287,900           756
   Trans World Entertainment*         22,700           525
   Wet Seal, Cl A*                    20,000           555
   Williams Sonoma*                    5,500           163
   Zale*                              38,600         1,105
                                                ----------
                                                    30,536
                                                ----------
Rubber & Plastic -- 0.2%
   Agrium                             49,200           483
   Carlisle Companies                  4,300           191
                                                ----------
                                                       674
                                                ----------
Semi-Conductors/Instruments -- 1.9%
   Applied Micro Circuits*            25,400           851
   Artisan Components*                24,900           268
   DSP Group*                          9,200           188
   Flextronics International*         16,400         1,091
   Level One Communications*          11,200           347
   Qlogic*                             4,500           462
   RF Micro Devices*                   5,000           148
   Sanmina*                            6,500           324
   SIPEX*                             13,700           442
   Stoneridge*                        13,400           241
   Transwitch*                        55,100         1,536
   Vitesse Semiconductor*             14,300           509
                                                ----------
                                                     6,407
                                                ----------
Specialty Construction -- 0.8%
   DR Horton*                        105,000         1,982
   Elcor                               7,400           228
   Insituform Technologies*           24,600           323
                                                ----------
                                                     2,533
                                                ----------
Specialty Machinery -- 0.3%
   Hussman International              54,100           893
                                                ----------
Steel & Steel Works -- 0.6%
   AK Steel Holding                   14,900           286
   Armco*                             81,200           320
   Healthcare Financial Partners*      9,900           325
   Inland Steel Industries            23,659           433
   National Steel, Cl B*              34,430           252
   Reliance Steel & Aluminum          16,140           494
                                                ----------
                                                     2,110
                                                ----------
Telephones & Telecommunication -- 1.5%
   Aliant Communications               7,800           222
   Allegiance Telecommunications*         58           777
   Amdocs*                            15,000           231
   Brightpoint*                       18,000           270
   COM21*                             46,000           828

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)


Small Cap Fund--Concluded
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

   Electric Lightwave*                48,700    $      298
   Exodus Communications*             12,000           405
   ICG Communications*                29,000           667
   Intermedia Communications
     of Florida*                       7,400           128
   Princeton Video Image*            187,500           914
   United Video Satellite Group*      15,600           289
   Viatel*                               100             1
                                                ----------
                                                     5,030
                                                ----------
Testing Laboratories -- 0.5%
   Curative Technologies*             13,400           385
   International Telecommunications
     Data Systems*                    48,600         1,197
   Medimmune*                          2,800           187
                                                ----------
                                                     1,769
                                                ----------
Transportation Services -- 0.2%
   GATX                               18,280           691
                                                ----------
Trucking -- 1.7%
   Arkansas Best*                     21,900           129
   Arnold Industries                  12,600           180
   Budget Group, Cl A*                 3,100            39
   Expeditors International
     of Washington                     6,900           266
   Hunt J B Transportation Services    6,000           114
   Iron Mountain*                     29,500           863
   Motor Cargo Industries*           155,400         1,166
   Pittston Services                  20,000           600
   Rollins Truck Leasing              56,850           682
   Suiza Foods*                        5,950           282
   Swift Transportation*               8,250           181
   USFreightways                      26,220           705
   Werner Enterprises                  7,500           123
   Yellow*                            18,820           303
                                                ----------
                                                     5,633
                                                ----------
Water Utilities -- 0.1%
   California Water Service Group      7,200           188
                                                ----------
Wholesale -- 4.5%
   Amerisource Health*                 4,500           288
   Barnes Group                       21,160           655

--------------------------------------------------------------------------------
                                    Shares/Face    Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Bindley Western Industries         32,000     $   1,236
   BJ's Wholesale Club*               54,800         2,113
   Central Garden and Pet*             9,700           156
   CHS Electronics*                    8,800           130
   Citrix Systems*                     4,000           332
   Commercial Metals                   8,200           208
   Greenbrier                         37,200           521
   HTE*                               49,100           442
   Ha Lo Industries*                  19,600           626
   Handleman                          14,400           173
   Ingram Micro*                       3,800           162
   Insight Enterprises*               19,600           826
   Meade Instruments*                129,900         1,380
   Michael Foods                      12,900           324
   Patterson Dental*                  10,000           416
   Performance Food Group*             6,500           159
   Richardson Electronics            134,800         1,146
   Richfood Holdings                  21,300           395
   Serologicals*                      48,100         1,413
   Tower Automotive*                  42,100           958
   United Stationers                  15,200           403
   US Foodservice*                     8,000           368
                                                ----------
                                                    14,830
                                                ----------
Total Common Stocks
   (Cost $292,964)                                 312,787
                                                ----------

U.S. Treasury Obligation -- 0.2%
   U.S. Treasury Bill (A)
     4.320%, 05/20/99               $    700           685
                                                ----------
Total U.S. Treasury Obligation
   (Cost $686)                                         685
                                                ----------

Repurchase Agreement -- 4.0%
   J.P. Morgan
     5.20%, dated 11/30/98, matures
     12/01/98, repurchase price
     $13,030,000 (collateralized
     by a FNMA obligation, total par
     value $19,070,000, 5.75%,
     04/15/03, total market value:
     $19,825,000)                     13,028        13,028
                                                ----------
Total Repurchase Agreement
   (Cost $13,028)                                   13,028
                                                ----------

--------------------------------------------------------------------------------
                                                   Market
Description                            Shares    Value (000)
--------------------------------------------------------------------------------


Money Market -- 0.8%
   Evergreen Select
     Money Market Fund                 1,296    $    1,296
   Evergreen Select Treasury
     Money Market Class I              1,531         1,531
                                                ----------
Total Money Market
   (Cost $2,827)                                     2,827
                                                ----------
Total Investments--100.0%
   (Cost $309,505)                                 329,327
                                                ----------
Other Assets and Liabilities, Net--0.0%               (141)
                                                ----------

Net Assets:
Portfolio Shares (unlimited
   authorization -- no par value) based
   on 29,208,630 outstanding shares of
   beneficial interest                            $331,760
Undistributed net investment income                    198
Accumulated net realized loss
   on investments                                  (23,177)
Net unrealized appreciation
   on investments                                   19,822
Net unrealized appreciation
   on futures                                          583
                                                ----------
Total Net Assets--100.0%                          $329,186
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share                     $  11.27
                                                ==========
* Non-income producing security
(A) Security has been pledged as collateral on open futures contracts. ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
PLC -- Public Limited Company

The accompanying notes are an integral part of the financial statements.

Core Fixed Income Fund
--------------------------------------------------------------------------------
                                      Face         Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 25.2%
  U.S. Treasury Bonds
    10.750%, 08/15/05                $18,750   $    25,068
 9.250%, 02/15/16                     62,970        91,413
 6.375%, 08/15/27                     27,000        31,281
   U.S. Treasury Notes
     5.000%, 01/31/99                    450           450
 5.875%, 11/15/99                      1,760         1,779
 6.375%, 01/15/00                        525           534
 5.500%, 02/29/00                      3,140         3,172
 5.875%, 09/30/02                     16,710        17,401
 5.750%, 11/30/02                        700           727
 5.625%, 12/31/02                      1,700         1,758
 5.500%, 01/31/03                     15,980        16,466
     5.750%, 08/15/03                  2,310         2,414
3.375%, 01/15/07 (E)                   7,974         7,765
 3.625%, 01/15/08 (E)                 21,545        21,323
     3.625%, 04/15/28 (E)             29,002        28,875
   U.S. Treasury STRIPS
     0.000%, 11/15/04                  2,900         2,186
     0.000%, 02/15/23                  3,900         1,066
                                                ----------
Total U.S. Treasury Obligations
   (Cost $239,482)                                 253,678
                                                ----------

Corporate Obligations -- 18.7%
Aerospace & Defense -- 0.2%
   TCI Communications
     6.375%, 05/01/03                    170           176
     8.750%, 08/01/15                  1,380         1,725
                                                ----------
                                                     1,901
                                                ----------
Air Transportation -- 0.7%
   Boeing (B)
     6.625%, 02/15/38                  5,000         4,981
   Federal Express
     9.650%, 06/15/12                  1,275         1,622
 9.625%, 10/15/19                        150           159
                                                ----------
                                                     6,762
                                                ----------
Automotive -- 0.8%
   Ford Motor Global Bond
     6.625%, 10/01/28                    600           627
   Ford Motor Capital
    10.125%, 11/15/00                  1,525         1,657
 9.500%, 07/01/01                      4,000         4,380
     7.700%, 05/15/07                  1,300         1,500
                                                ----------
                                                     8,164
                                                ----------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)


Core Fixed Income Fund--Continued
--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
Banks -- 3.0%
   ABN Amro Bank of Chicago
     6.625%, 10/31/01                $ 1,000   $     1,027
   BankAmerica
     9.200%, 05/15/03                    150           171
   Chase Manhattan
     8.625%, 05/01/02                  1,000         1,091
   Continental Bank, N.A.
    12.500%, 04/01/01                  1,000         1,162
   Equitable
     9.000%, 12/15/04                    700           819
   First Chicago
     9.875%, 08/15/00                    450           484
    11.250%, 02/20/01                  2,000         2,245
   First Chicago Bank
     8.875%, 03/15/02                  2,700         2,987
   First National Bank of Omaha
     7.320%, 12/01/10                    250           279
   National Westminster Bancorp
     9.375%, 11/15/03                  1,900         2,175
   Province of Manitoba
     9.500%, 09/15/18                  1,960         2,655
   JP Morgan Capital
     7.950%, 02/01/27                    200           222
   Korea Development Bank
     7.125%, 09/17/01                    540           491
   Midland Bank
     6.950%, 03/15/11                  1,750         1,853
   Midlantic
     9.200%, 08/01/01                  1,085         1,188
   National Bank of Hungary
     8.875%, 11/01/13                    650           765
   NCNB Bank
    10.200%, 07/15/15                  1,950         2,667
   Security Pacific
    11.000%, 03/01/01                  2,750         3,077
   Sumitomo Bank International
     9.550%, 07/15/00                  2,000         2,103
   Swiss Bank
     7.375%, 07/15/15                  1,200         1,290
 7.000%, 10/15/15                        300           311
   Westpac Banking
     7.875%, 10/15/02                    500           538
                                                ----------
                                                    29,600
                                                ----------
Broadcasting, Newspapers &
    Advertising -- 0.4%
   Continental Cablevision
     9.000%, 09/01/08                    800           937
 9.500%, 08/01/13                      2,875         3,396
                                                ----------
                                                     4,333
                                                ----------

--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------

Electrical Services -- 2.2%
   Arizona Public Service
     Pvngs II Funding
     8.000%, 12/30/15                 $1,000   $     1,143
   Boston Edison
     9.875%, 06/01/20                    800           877
   Boston Edison First Mortgage
     9.375%, 08/15/21                  3,050         3,416
   Commonwealth Edison
     7.500%, 01/01/01                  2,500         2,509
 9.750%, 02/15/20                      1,000         1,080
 9.875%, 06/15/20                        493           608
   Deseret Generator &
     Transportation Cooperative
     9.375%, 01/02/11                    170           177
   Hydro Quebec
     8.050%, 07/07/24                  5,450         6,588
   Korea Electric Power
     7.750%, 04/01/13                    540           412
 6.750%, 08/01/27                        450           384
   Mobile Energy Services
     8.665%, 01/01/17                    275            93
   Province of New Foundland
    10.000%, 12/01/20                  1,200         1,691
   Public Services Electric & Gas
     7.625%, 02/01/00                    200           206
   Quebec Province
    11.000%, 06/15/15                  1,000         1,111
   System Energy Resources
     7.430%, 01/15/11                    356           373
   USF&G
     7.125%, 06/01/05                  1,000         1,072
                                                ----------
                                                    21,740
                                                ----------
Entertainment -- 0.2%
   News America Holdings
    10.125%, 10/15/12                    600           701
   Time Warner
     9.125%, 01/15/13                  1,175         1,501
                                                ----------
                                                     2,202
                                                ----------
Financial Services -- 5.2%
   American General
     9.625%, 07/15/00                    440           468
   Associated P&C Holdings (B)
     6.750%, 07/15/03                  4,000         4,175
   Bankamerica
     8.375%, 03/15/02                    800           866
   Bear Stearns
     6.500%, 06/15/00                  1,450         1,465
   Countrywide Capital I
     8.000%, 12/15/26                    600           639

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Dresdner Bank
     7.250%, 09/15/15               $  1,750   $     1,811
   Donaldson Lufkin & Jenrette
     6.170%, 07/15/03                  3,000         2,977
   Security Capital Group
     7.750%, 11/15/03                  1,600         1,616
   Fleet Financial Group
     6.875%, 03/01/03                  1,000         1,049
   Ford Capital Note
     9.875%, 05/15/02                  1,550         1,759
   Ford Motor Capital
     9.500%, 06/01/10                  1,000         1,293
   GMAC
     Zero Coupon, 06/15/15             2,600           920
   Goldman Sachs
     6.250%, 02/01/03                    800           796
   JP Morgan Commercial Mortgage
     Finance, Ser 1997-C5, Cl X,
     CMO, IO (A) (B)
     1.554%, 09/15/29                  6,545           561
   Lehman Brothers
     9.875%, 10/15/00                  1,625         1,727
     6.125%, 02/01/01                  1,750         1,743
   Lehman Brothers Holdings
     8.875%, 03/01/02                  2,600         2,782
   Lehman Brothers Holdings, MTN
     8.875%, 02/15/00                    550           567
   Merrill Lynch
     7.430%, 09/01/22                    877           905
   Paine Webber Group
     6.930%, 08/15/03                    325           336
     6.730%, 01/20/04                    150           153
     8.875%, 03/15/05                  1,100         1,222
   Salomon Brothers
     7.750%, 05/15/00                    225           231
     7.500%, 02/01/03                    750           795
     6.750%, 02/15/03                  1,650         1,704
     7.000%, 06/15/03                  2,000         2,090
   Sprint Capital
     6.125%, 11/15/08                    900           915
   Transamerica Finance
     6.125%, 11/01/01                  2,800         2,800
   US West Cap Funding
     6.500%, 11/15/18                  1,760         1,750
   Wharf International Finance
     7.625%, 03/13/07                    575           459
   Zurich Capital Trust (B)
     8.376%, 06/01/37                 10,300        11,472
                                                ----------
                                                    52,046
                                                ----------

--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
Food, Beverage & Tobacco -- 0.4%
   Nabisco
     6.375%, 02/01/35                 $3,000  $      2,948
   Philip Morris
     7.000%, 07/15/05                    750           786
   RJR Nabisco
     8.750%, 08/15/05                    250           257
 8.500%, 07/01/07                        100           107
                                                ----------
                                                     4,098
                                                ----------
Gas/Natural Gas -- 0.2%
   K N Energy
     9.625%, 08/01/21                  1,400         1,573
                                                ----------
 Insurance -- 1.1%
   Allstate Insurance
     7.500%, 06/15/13                  1,000         1,134
   Loew's
     7.625%, 06/01/23                    450           464
   Cendant
     7.750%, 12/01/03                  4,100         4,100
   United Healthcare
     6.600%, 12/01/03                  5,000         4,989
                                                ----------
                                                    10,687
                                                ----------
Lumber & Wood Products -- 0.2%
   Georgia Pacific
     9.500%, 12/01/11                  1,300         1,661
 9.875%, 11/01/21                        300           332
                                                ----------
                                                     1,993
                                                ----------
Machinery -- 0.0%
   Tenneco
     7.450%, 12/15/25                    125           137
                                                ----------
 Miscellaneous Manufacturing -- 1.0%
   N R G Energy (B)
     7.625%, 02/01/06                  2,000         2,178
   Northrop-Gruman
     9.375%, 10/15/24                  2,990         3,502
   Phillips Petroleum
     9.180%, 09/15/21                  1,200         1,341
   Pohang Iron & Steel
     7.125%, 07/15/04                    500           445
 7.375%, 05/15/05                        250           222
   YPF Sociedad Anonima
     7.750%, 08/27/07                  3,000         2,689
                                                ----------
                                                    10,377
                                                ----------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)


Core Fixed Income Fund--Continued
--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
Miscellaneous Transportation -- 1.0%
   British Aerospace Financial (B)
     7.500%, 07/01/27                 $4,600  $      4,991
   Union Pacific
     7.000%, 02/01/16                  5,000         5,188
                                                ----------
                                                    10,179
                                                ----------
Paper & Paper Products -- 0.1%
   Federal Paperboard
     8.875%, 07/01/12                    300           384
   Union Camp
    10.000%, 05/01/19                    550           586
   Weyerhaeuser
     7.250%, 07/01/13                    325           351
                                                ----------
                                                     1,321
                                                ----------
Precious Metals -- 0.0%
   Wharf Capital
     8.875%, 11/01/04                    375           345
                                                ----------
Retail -- 0.5%
   Dayton Hudson
    10.000%, 01/01/11                    350           469
 8.600%, 01/15/12                        175           215
   J.C. Penney
     9.750%, 06/15/21                  1,200         1,352
   Loew's
     7.000%, 10/15/23                  1,350         1,330
   May Department Stores
     9.875%, 06/15/21                  1,500         1,695
                                                ----------
                                                     5,061
                                                ----------
Telephones & Telecommunication -- 1.2%
   GTE
    10.250%, 11/01/20                    300           334
     6.940%, 04/15/28                    690           728
   New York Telephone
     9.375%, 07/15/31                  2,768         3,142
   U.S. West Communication
     8.875%, 06/01/31                  2,200         2,461
   Worldcom
     6.250%, 08/15/03                  5,020         5,183
                                                ----------
                                                    11,848
                                                ----------
Water Utilities -- 0.3%
   Hydro Quebec, Ser FU
    11.750%, 02/01/12                    820         1,225

--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Hydro Quebec, Ser GW
     9.750%, 01/15/18               $  1,300   $     1,480
   Norsk Hydro A/S
     9.000%, 04/15/12                    525           660
                                                ----------
                                                     3,365
                                                ----------
Total Corporate Obligations
   (Cost $183,017)                                 187,732
                                                ----------

U.S. Government Agency Obligations -- 0.2%
   FNMA (C)
     5.870%, 02/17/99                  1,450         1,434
   FNMA STRIPS
     9.000%, 09/25/25                    226           237
   Resolution Trust Funding
     8.625%, 01/15/30                    250           359
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $1,964)                                     2,030
                                                ----------

U.S. Government Mortgage-Backed
   Obligations -- 29.2%
   FHLMC
     9.500%, 09/01/05                    821           865
     9.000%, 12/01/05                     24            26
     8.000%, 04/01/08-03/01/28        13,022         1,347
     8.500%, 04/01/09-09/01/08         1,885         1,997
     7.500%, 10/01/09-12/01/28         8,926         9,242
     6.500%, 01/01/11-07/01/23         6,153         6,244
     7.000%, 01/01/11-03/15/28         8,289         8,136
     6.000%, 06/01/13-01/01/29        17,555        17,344
     5.500%, 11/01/13                  2,970         2,927
     9.750%, 10/01/14                    377           407
   FHLMC, REMIC Ser 1, Cl Z
     9.300%, 04/15/19                    500           530
   FHLMC, REMIC, Ser 1563, Cl B (A)
     8.344%, 08/15/08                    163           164
   FHLMC, Ser 1997-A, Cl A
     7.350%, 04/15/19                  1,610         1,699
   FNMA
     6.750%, 07/30/07                    400           419
     8.000%, 11/01/10-12/01/28         6,198         6,393
 8.500%, 09/01/13                         22            24
 7.000%, 12/01/13                      3,800         3,884
 5.500%, 12/15/13                      6,000         5,904
 6.500%, 01/01/13-12/01/28            62,127        62,449
 7.500%, 06/01/24-10/01/27             5,728         5,893
 6.000%, 10/01/28-12/01/28            46,855        46,480

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 1997-G5
     7.050%, 06/25/04               $  1,962   $     1,984
   FNMA PO
     Zero Coupon, 08/25/23                63            55
   FNMA REMIC
     6.743%, 12/25/11                  2,205         2,343
     5.500%, 08/25/20                  1,665         1,655
   FNMA REMIC, Ser 1990-106, Cl J
     8.500%, 09/25/20                    337           352
   FNMA REMIC, Ser 1991-156, Cl A
     7.500%, 10/25/21                  1,267         1,285
   FNMA TBA
     7.500%, 12/01/28                 10,000        10,281
   GNMA
     8.500%, 11/15/00                     15            16
     9.500%, 09/15/09                    253           273
     7.375%, 06/20/21                  2,931         2,988
     7.500%, 02/15/23-11/15/27        18,737        19,360
     6.500%, 08/15/23-06/15/28        30,416        30,660
     8.000%, 05/15/24-06/15/25         2,209         2,298
     7.000%, 04/15/28-12/01/28        18,147        18,582
     6.000%, 12/01/28                  9,700         9,612
   GNMA (A)
     7.375%, 04/20/25                    942           962
   GNMA, ARM
     7.000%, 10/20/22                    551           563
   SLMA (A)
     5.100%, 07/25/11                  1,600         1,604
   SLMA, Ser 1996-3 A1 (A)
     5.050%, 10/25/04                  2,351         2,349
   SLMA, Ser 1997-3, Cl A-1,
     ARM (A)
     6.240%, 04/25/06                  3,077         3,058
   SLMA, Ser 1998-1, Cl A-2 (A)
     4.930%, 10/25/11                    500           485
                                                ----------
Total U.S. Government Mortgage-Backed
   Obligations
   (Cost $291,042)                                 293,139
                                                ----------

Asset-Backed Securities -- 4.5%
   American Airlines
     9.780%, 11/26/11                    585           679
   Asset Securitization, Ser 1997-D4,
     Cl A1-C
     7.420%, 04/14/29                  3,000         3,274
   AFC 98-2 (A)
     5.369%, 07/25/08                  1,576         1,563
   Morgan Stanley Capital (A)
     0.840%, 12/15/12                 10,804           585


--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Banc One Credit Card
     Master Trust, Ser 1995-B, Cl A
     6.300%, 09/15/00               $  4,100    $    4,169
   Brazos Student Loan Finance,
     Ser 1998-A, Cl A2 (A)
     5.130%, 06/01/23                  1,000           945
   Chevy Auto Receivables Trust,
     Ser 1996-2, Cl A
     5.900%, 07/15/03                    169           169
   Citibank Credit Card
     Master Trust I, Ser 1996-1,
     Cl A, PO
     Zero Coupon, 02/07/03             6,400         5,634
   Citibank Credit Card
     Master Trust I, Ser 1996-1,
     Cl A, PO
     Zero Coupon, 02/07/03             1,000           880
   Delta Funding Hel, Ser 1998-1,
     Cl A1-F (A)
     5.704%, 10/25/17                  2,046         2,046
   Discover Card Acceptance,
     Ser 1995-2, Cl A
     6.550%, 02/18/03                  1,275         1,299
   Dryden Investor Trust
     7.157%, 07/23/08                  6,000         5,805
   First Chicago Master Trust II,
     Ser 1994-L, Cl A
     7.150%, 04/15/01                  3,075         3,114
   First Union-Lehman Brothers
     CMO, IO, Ser 1997-C2, Cl IO
     1.387%, 11/18/27                  2,100           172
   GMACC, Ser 98, Cl C2
     0.823%, 05/15/31                 14,035           605
   IBM Credit Receivables Lease
     Asset Master Trust, Ser 93-1, Cl A
     4.550%, 11/15/00                     61            62
   Keycorp Auto Grantor Trust,
     Ser 1995-A, Cl A
     5.800%, 07/15/00                  1,028         1,033
   Metropolitan Asset Funding
     REMIC, Ser 97-B
     7.130%, 03/22/12                  3,000         3,165
   Metropolitan Asset Funding
     REMIC, Ser 97-B, Cl A-1B
     6.670%, 12/20/06                  3,000         3,120
   NationsBank, Ser 1995-1, Cl A
     6.450%, 04/15/03                  1,025         1,052
   Rural Housing Trust, REMIC,
     Ser 1987-1B
     3.330%, 10/01/28                    550           536

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)


Core Fixed Income Fund--Continued
--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Sears Credit Account
     Master Trust, Ser 1994-1, Cl A
     7.000%, 08/15/00               $    939  $        950
   Sears Credit Account
     Master Trust, Ser 1995-3, Cl A
     7.000%, 10/15/04                  1,300         1,329
   Structured Asset Securities,
     Ser 1998-C2A, Cl A (A)
     5.389%, 01/25/13                    529           527
   United Airlines Equipment,
     Ser 1991, Cl C
     10.360%, 11/12/12                 1,445         1,915
   Western Financial Grantor Trust,
     Ser 1995-2, Cl A1
     7.100%, 07/01/00                    621           625
                                                ----------
Total Asset-Backed Securities
   (Cost $44,380)                                   45,253
                                                ----------

Mortgage-Backed Obligations -- 8.5%
   Advanta Credit Card
     Master Trust II Ser 96-A, Cl A-1
     6.000%, 11/15/05                  3,320         3,459
   Arbors of Little Rock
     7.450%, 01/01/39 (C)                950         1,020
   Bell Tower Apartments
     7.000%, 06/30/39 (C)              1,525         1,602
   Cadillac Lofts
     6.875%, 03/30/39 (C)              1,259         1,300
   Castle Terrace
     8.000%, 05/01/37 (C)                501           554
   Caterpillar Financial Asset Trust,
     Ser 1996-A, Cl A3
     6.300%, 05/25/02                  2,321         2,328
   Chase Commercial Mortgage
     7.370%, 02/19/07                  5,221         5,626
   Citibank Credit Card
     Master Trust I Ser 1997-6, Cl A
     0.000%, 08/15/06                  1,175           844
   CLC Excelsior II Apartments
     7.875%, 02/01/39 (C)                500           555
   Colonial Apartments
     7.050%, 01/31/39 (C)              1,288         1,357
   Compass Pointe Apartments
     7.062%, 05/31/39 (C)              1,417         1,478
   Contimortgage Home Equity
     Loan Trust, Ser 1998-1, Cl A2
     6.180%, 07/15/12                  8,243         8,341
   Creekwood
     7.300%, 11/30/38 (C)              1,025         1,100

--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Denton Assisted Living
     7.875%, 03/01/38 (C)            $    54   $        54
   Empire Funding Home Loan
     Owner Trust, Ser 1997-4,
     Cl A1 (A)
     5.684%, 01/25/08                    833           834
   EQCC Home Equity Loan Trust
     5.150%, 09/15/08                  4,372         4,318
   Evergreen Tower
     7.375%, 01/01/39 (C)              1,097         1,167
   First Plus Home Loan Trust
     6.240%, 05/11/15                    900           896
   First Plus Home Loan Trust,
     Ser 1998-2, Cl A1 (A)
     5.520%, 12/10/08                  3,259         3,252
   Goldman Sachs Mortgage
     Securities
     7.750%, 05/19/27                    852           888
   Green Tree Home
     Improvement Loan (A)
     5.629%, 11/15/29                    969           968
   Green Tree Financial,
     Ser 1997-1, Cl A-6
     7.290%, 03/15/28                    350           363
   Green Tree Financial,
     Ser 1998 B, Cl A4
     6.390%, 02/15/25                  2,000         2,004
   Green Tree Recreational,
     Ser 1998-A, Cl A1H
     6.710%, 05/15/29                  1,072         1,087
   GSMS 98-1 A CMO
     8.000%, 08/19/19                  1,040         1,087
   Holt Apartments
     7.275%, 07/30/38 (C)                580           617
   Merit Securities CMO
     Ser 11, Cl 1A1
     6.580%, 07/28/22                    612           613
   Merrill Lynch Mortgage
     Investors, Cl 1996-C2
     6.960%, 11/21/28                    225           207
   Merrill Lynch Mortgage
     Investors, Cl 1996-C2, Ser A3
     6.960%, 11/21/28                  6,700         7,116
   MSC 98-WF1
     6.250%, 07/15/07                    745           759
   MSCI 98-CF1 A1
     6.330%, 10/15/07                    990           990
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
     7.120%, 04/13/36                  3,000         3,236
   Rali 97-Qs12 A-7, CMO
     7.250%, 11/25/27                    992         1,007

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Residential Asset Securitization
     Trust, Ser 98-A8, Cl A2
     6.750%, 08/25/28                $   891   $       892
   Renaissance Place
     7.375%, 08/01/37 (C)                805           863
   Residential Accredit Loans,
     Ser 1997-QS10, Cl A1
     7.250%, 10/25/27                    418           420
   Residential Accredit Loans,
     Ser 1998-QS05, Cl A1
     6.750%, 04/25/28                  1,510         1,517
   Residential Accredit Loans,
     Ser 1998-QS4, Cl A1
     6.500%, 03/25/28                  1,001         1,002
   Rosewood
     8.000%, 07/01/37 (C)                501           554
   Ryland Mortgage
     Ser 1994-7A, Cl A2
     7.000%, 08/25/25                    680           687
   Sanctuary At Tuttle Crossing
     8.250%, 06/01/37 (C)                490           548
   Shavano Park
     7.875%, 12/30/98 (C)                581           637
   Somerford Place Facility
     7.475%, 12/31/98 (C)              1,099         1,186
   The Money Store Residential
     Trust, Ser 97-2, Cl A1
     6.650%, 11/15/07                    590           594
   Tuttle's Grove
     6.875%, 08/31/38 (C)              1,140         1,184
   UCFC Home Equity Loan,
     Ser 1998-A, Cl A1 (A)
     5.490%, 07/15/11                  4,411         4,410
   UCFC Home Equity Loan,
     Ser 95-B-1, Cl A5
     7.250%, 12/10/20                  1,600         1,726
   Union Acceptance
     5.830%, 10/09/01                  5,000         5,000
   Union Planters Mortgage
     Finance, CMO,
     Ser 1998-1, Cl A1
     6.350%, 01/25/28                  1,084         1,089
   Villages At Clear Springs
     7.625%, 09/30/38 (C)              1,088         1,182
   Village At Stone Falls
     7.375%, 08/29/37 (C)                443           474
                                                ----------
Total Mortgage-Backed Obligations
   (Cost $82,974)                                   84,992
                                                ----------

--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
Options -- 0.0%
   January 1999 90 Day Euro$ Call  $     103    $       48
   March 1999 90 Day Euro$ Call          276           455
   December 1998 90 Day Euro$ Call       192           239
   December 1998 90 Day Euro$ Call       102            10
   December 1998 90 Day Euro$ Call        91            57
   December 1998 90 Day Euro$ Call       (91)           (1)
   March 1999 90 Day Euro$ Call           53            81
   March 1999 US Long Bond Call          (49)          (86)
   March 1999 US Long Bond Call         (108)          (91)
   March 1999 US Long Bond Call          (57)          (11)
   March 1999 US Long Bond Put          (128)          (42)
   March 1999 US Long Bond Put          (150)          (87)
                                                ----------
Total Options
   (Cost -$107)                                        572
                                                ----------

Municipal Bond -- 0.0%
   Los Angeles County, California,
     Ser D (MBIA)
     Zero Coupon, 06/30/10               650           328
                                                ----------
Total Municipal Bond
   (Cost $261)                                         328
                                                ----------

Repurchase Agreement -- 13.7%
   J.P. Morgan
     5.44%, dated 11/30/98, matures
     12/01/98, repurchase price
     $137,890,000 (collateralized
     by various government
     obligations, total par value
     $188,206,000, 6.000-8.000%,
     09/01/06-12/01/28, total
     market value: $169,308,000)     137,869       137,869
                                                ----------
Total Repurchase Agreement
   (Cost $137,869)                                 137,869
                                                ----------
Total Investments--100.0%
   (Cost $980,882)                              $1,005,593
                                                ==========

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)

Core Fixed Income Fund--Concluded
--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

(A) Variable Rate Security -- the rate reported on the Statement of Net Assets is the rate in effect as of November 30, 1998.
(B) Security sold within the term s of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified buyers.
(C) Loans Supporting Construction in Progress
(D) Securities have been pledged as collateral on open futures contract.
(E) U.S. Treasury Inflation Note
ARM -- Adjustable Rate Mortgage
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHMLC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association
STRIPS -- Separately Traded Registered Interest and Principal Securities
PO -- Principal Only
TBA -- To Be Announced

The accompanying notes are an integral part of the financial statements.

International Equity Fund
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
Foreign Common Stocks -- 95.0%
Argentina -- 0.1%
   Telecom Argentina ADR                  30    $      915
                                                ----------
 Australia -- 3.6%
   AMP Limited*                       16,550           214
   Australia & New Zealand Bank      111,825           738
   Australian Gas Light               62,822           467
   Brambles                           23,450           575
   Broken Hill Proprietary           198,061         1,574
   Coles Myer                        420,600         2,179
   Colonial                           31,704           109
   Commonwealth Bank
     of Australia                    131,400         1,812
   Fosters Brewing                   256,000           671
   Lend Lease                         39,589           966
   National Australia Bank           271,123         4,056
   Newscorp                          273,287         1,918
   Qantas Airways                    949,500         1,683
   Rio Tinto                          17,744           228
   Tabcorp                            35,400           238
   Telstra                           235,004         1,045
   WMC Limited                        77,045           243
   Westpac Bank                      284,000         1,895
   Woodside Petroleum                230,000         1,170
   Woolworths                        113,077           398
                                                ----------
                                                    22,179
                                                ----------
Belgium -- 0.7%
   Delhaize Freres                     7,000           574
   Fortis                              5,500         1,746
   Petrofina                           4,000         1,630
   Tractabel                           3,600           603
                                                ----------
                                                     4,553
                                                ----------
Brazil -- 0.1%
   Unibanco GDR                       30,000           626
                                                ----------
Canada -- 1.2%
   Air Canada                         80,400           315
   Bank of Nova Scotia, Halifax      113,900         2,497
   Bombardier Ser B                   76,000           989
   Canadian Tire  Ser A               39,100           982
   Royal Bank of Canada               20,700         1,020
   Thomson                            45,000         1,064
   TransCanada Pipelines              29,800           444
                                                ----------
                                                     7,311
                                                ----------
20

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
Denmark -- 1.2%
   Den Danske Bank                    13,910     $   1,791
   Tele Danmark, Ser B                48,761         5,447
                                                ----------
                                                     7,238
                                                ----------
Finland -- 0.9%
   Nokia Oyj, Ser A*                  30,000         2,939
   Nokia Oyj, Ser K*                   8,000           784
   UPM-Kymmene                        65,000         1,702
                                                ----------
                                                     5,425
                                                ----------
France -- 12.3%
   Accor                               3,500           769
   AXA - UAP                          55,703         7,198
   Banque National Paris              93,357         7,140
   Canal Plus                          7,000         1,608
   Cap Gemini                         23,000         3,364
   Carrefour                          10,408         7,365
   Castorama Dubois                   37,709         7,624
   Elf Aquitaine                      44,170         5,506
   Essilor International               1,900           740
   Generale des Eaux                   8,350         1,888
   Lafarge                            52,710         4,967
   Paribas                            13,233         1,180
   Pechiney                           27,500           916
   Peugeot                            51,500         8,148
   Pinault-Printemps-Redoute          32,516         5,545
   Renault                           110,393         5,123
   Saint Gobain                        9,250         1,366
   Scor                                6,300           403
   SGS Thomson Micro                  16,000         1,120
   Synthelabo                          6,500         1,359
   Total Compaigne, Ser B             10,000         1,239
   Vallourec                           5,150           209
                                                ----------
                                                    74,777
                                                ----------
Germany -- 10.1%
   Agiv                               25,920           585
   Bayer                              13,500           554
   Bayer Vereinsbank                  65,577         5,676
   Bayerische Motoren Werke            1,000           772
   Deutsche Bank                      13,000           803
   Deutsche Pfandrbrief &
     Hypotheken Bank                  31,000         2,559
   Deutsche Telekom                   74,000         2,077
   Gehe                              100,892         6,514
   Hoechst                           137,298         5,893
   IWKA                               63,500         1,071
   Linde                               1,900         1,078
   Lufthansa                         156,200         3,417
   Mannesmann                        114,082        12,344
   Merck KGAA                         48,200         1,961

--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

   Siemens                            88,049    $    6,126
   Thyssen                            37,950         6,847
   Varta*                              4,150           617
   Viag                                4,944         3,046
                                                ----------
                                                    61,940
                                                ----------
Hong Kong -- 1.9%
   Cheung Kong Holdings              299,000         2,153
   CLP Holdings Limited              101,000           531
   China Resources Enterprises       400,000           584
   China Telecom (Hong Kong)*        290,000           579
   Dah Sing Financial                100,000           249
   Hang Seng Bank                    100,000           882
   Henderson Land Development         77,000           394
   Hong Kong Electric                107,000           356
   Hong Kong
     Telecommunications            1,085,000         2,074
   HSBC Holdings                      26,000           667
   Huaneng Power*                    500,000           191
   Hutchison Whampoa                 216,420         1,544
   Kumagai Gumi                      514,000           231
   Legend Holdings                   720,000           226
   Peregrine Investment Holdings (3) 236,000
   Sino Land                         844,000           433
   Swire Pacific, Cl A               121,500           551
                                                ----------
                                                    11,645
                                                ----------
Ireland -- 0.1%
   CRH                                24,000           363
                                                ----------
Italy -- 3.8%
   Assicurazioni Generali             45,000         1,681
   Banca Populare di Milano           80,000           732
   Benetton                          218,000           400
   ENI                               651,000         4,039
   Fiat                              317,000           979
   San Paolo-IMI                     348,923         5,727
   Telecom Italia                    820,115         6,647
   Telecom Italia-RNC*               278,100         1,738
   Telecom Italia Di Risp            255,000         1,074
                                                ----------
                                                    23,017
                                                ----------
Japan -- 18.4%
   Acom                               10,000           605
   Advantest                          10,700           714
   Aiful                               9,400           535
   Aoyama Trading                        800            22
   Asahi Breweries                   134,000         1,938
   Bank of Tokyo Mitsubishi          167,000         1,818
   Bridgestone                       229,000         5,358
   Canon                             198,000         4,375
   Dai Nippon Printing                36,000           522
   Daiichi Pharmaceutical             33,000           507
   Dio Chemicals                         100            --
   East Japan Railway                    150           871

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)


International Equity Fund--Continued
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

   Fuji Heavy Industries             185,000   $       924
   Fuji Photo Film                   115,000         4,298
   Fujisawa Pharmaceutical            30,000           359
   Fujitsu                            96,000         1,109
   Honda Motor                       157,000         5,637
   Hoya                               51,000         2,142
   Ibiden                             27,000           395
   Industrial Bank of Japan           95,000           513
   Ito Yokado                         13,000           794
   Kansai Electric Power              32,000           642
   Kao Corporation                    38,000           719
   Keyence                             5,000           565
   Marubeni                          457,000           832
   Marui                              36,000           642
   Matsushita Communications          45,000         1,963
   Matsushita Electric Industry      372,000         5,983
   Meiji Milk Products               193,000           571
   Minebea                            57,000           613
   Mitsubishi Heavy Industries       304,000         1,138
   Mitsubishi Trust & Banking         70,000           506
   Mitsui                            130,000           742
   Mitsui Fudosan                     75,000           575
   Mitsui Mining & Smelting          100,000           481
   Murata Manufacturing               40,000         1,566
   Nakayamafuku                          720             2
   NEC                                70,000           596
   NGK Insulators                     38,000           416
   Nichiei                            17,000         1,370
   Nidec                              17,000         1,899
   Nintendo                           61,700         5,719
   Nippon Express                    116,000           603
   Nippon Paper Industries            96,000           411
   Nippon Steel                      370,000           673
   Nippon Telegraph & Telephone          618         4,619
   Nippon Yusen Kabushik             113,000           344
   Denso                              33,000           638
   Nishio Rent All                       400             3
   Nissan Motors                     430,000         1,327
   Nomura Securities                  67,000           651
   NTT Data                              110           481
   NTT Mobile Communications              11           420
   Obayashi                          120,000           542
   Oie Sangyo                            700             3
   Ono Pharmaceutical                 61,000         1,695
   Orix                               18,000         1,285
   Osaka Gas                         164,000           480
   Rohm                               22,000         1,859
   Sagami Chain                          100             1
   Sankyo                             73,000         1,660
   Secom                              14,000         1,036
   Seijo                                 200             1
   Sekisui House                      57,000           555
   Sekisui House Hokuriku              7,000            28
   Seven Eleven                        5,000           370
   Shaddy                                950             7
   Shidax                                300             5

--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
   Shimojima                             200    $        1
   Shin-Etsu Chemical                 31,000           693
   Shinden                            12,200            59
   SMC                                 8,000           597
   Softbank                           32,000         1,846
   Sony                              112,600         8,242
   Sumitomo Bakelite                  51,000           352
   Sumitomo Bank                     123,000         1,368
   Sumitomo Chemical                 168,000           583
   Sumitomo Electric                  55,000           599
   Suzuki Motor                      120,000         1,374
   Takara Shuzo                      101,000           541
   Takeda Chemical                    30,000         1,011
   Takefuji                           13,000           887
   TDK                                39,000         3,235
   Tokai Bank                        112,000           567
   Tokio Marine & Fire Insurance      72,000           813
   Tokyo Electric Power               52,100         1,189
   Tokyo Electronics                  74,000         2,765
   Toray                              77,000           366
   Toyota Motor                      121,000         3,067
   Yamanouchi Pharmaceutical          27,000           790
   Yamato Transportation              43,000           533
                                                ----------
                                                   112,151
                                                ----------
Malaysia (2)-- 0.2%
   Austral Enterprises                80,000            66
   Berjaya Sports                     42,000            36
   Genting                            52,000            83
   IOI Properties                    265,000           109
   Kuala Lumpur Kepong                36,000            38
   Petronas Gas                       42,000            63
   Rothmans of Pall Mall              24,400            95
   Sime Darby                         96,000            67
   Telekom Malaysia                  165,000           242
   Tenaga Nasional                   145,000           144
   Westmont Industries*              227,000            40
   YTL                                56,000            48
                                                ----------
                                                     1,031
                                                ----------
Mexico -- 0.3%
   Cementos de Mexico ADR            135,000           650
   Telefonos de Mexico ADR            23,000         1,071
                                                ----------
                                                     1,721
                                                ----------
Netherlands -- 7.2%
   ABN-Amro Holding                   17,385           358
   Aegon                              26,134         2,797
   Ahold                              40,400         1,401
   DSM                                47,181         4,410
   Fortis Amev                        85,440         6,279
   Heineken                           30,000         1,524
   Hoogovens                          73,344         2,294
   ING Groep                          48,213         2,761
   Laurus                            244,419         6,073

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 Market
Description                           Shares   Value (000)
--------------------------------------------------------------------------------
   Pakhoed                            25,300    $      622
   Royal Dutch Petroleum              80,029         3,834
   TNT Post                          204,057         5,134
   Van Ommeren                        31,000           989
   VNU                               161,248         5,541
                                                ----------
                                                    44,017
                                                ----------
New Zealand -- 0.1%
   Lion Nathan                        59,400           151
   Telecom of New Zealand             92,459           394
                                                ----------
                                                       545
                                                ----------
Norway -- 0.1%
   Orkla, Cl A                        50,000           835
                                                ----------
Singapore -- 1.0%
   Creative Technology*                5,000            92
   Development Bank of
     Singapore                       180,000         1,365
   Keppel                             60,000           158
   Keppel Land                       200,000           237
   Natsteel                           74,000            98
   Natsteel Electronics               42,000            91
   Overseas Union Bank                85,000           343
   Singapore International Airlines   23,000           160
   Singapore Press Holdings           12,959           138
   Singapore Telecommunications    2,012,000         3,356
   Wing Tai Holdings                 146,000           111
                                                ----------
                                                     6,149
                                                ----------
South Africa -- 0.1%
   South African Breweries            40,000           677
                                                ----------
   Spain -- 3.2%
   Autopistas Concesionaria
     Espanola                         14,830           226
   Banco Santander                   287,875         5,885
   Energia Industries Aragonesas      42,100           301
   Repsol                             38,900         2,205
   Sevillana de Electricidad          48,600           682
   Telefonica de Espana              213,915        10,051
                                                ----------
                                                    19,350
                                                ----------
Sweden -- 2.7%
   Astra AB, Ser A                   146,400         2,681
   Electrolux AB                     284,899         4,343
   Ericsson Telephone, Ser B         166,400         4,622
   Foreningssparbaken, Ser A           2,100            59
   Hennes & Mauritz, Ser B            15,000         1,108
   Investor, Ser B                    14,100           627
   Scania, Ser A                      47,000           884
   Skandinaviska Enskilda
     Bank, Ser A                      57,900           658
   SKF, Ser B                         48,500           626


--------------------------------------------------------------------------------
                                                 Market
Description                           Shares   Value (000)
--------------------------------------------------------------------------------
   Sparbanken Sverige, Ser A          27,900    $      782
   Trelleborg, Ser B                  27,000           227
                                                ----------
                                                    16,617
                                                ----------
Switzerland -- 8.6%
   Adecco                             11,965         5,195
   Baloise Holding                     3,720         3,465
   Cie Financiere Richemont              700         1,040
   Credit Suisse                       4,300           739
   Fischer (Georg)-Registered            550           188
   Holderbank Financiere Glarus        1,275         1,476
   Julius Baer Holding                   180           584
   Nestle                              5,125        10,649
   Novartis                            4,840         9,086
   Oz Holdings, Ser B                    440           448
   Schweizerische Ruckversicher          440         1,112
   Swisscom*                           2,495           840
   UBS- Registered                    26,547         7,989
   Zurich Allied                      13,313         9,511
                                                ----------
                                                    52,322
                                                ----------
United Kingdom -- 17.1%
   3I Group                          100,900           949
   Abbey National                    244,600         4,942
   Allied Zurich*                     37,075           529
   Barclays Bank                     293,163         6,649
   Berkeley Group                     73,944           596
   BOC Group                          88,000         1,278
   British Airways                   863,600         5,840
   British American Tobacco           81,275           745
   British Petroleum                  27,647           431
   British Telecommunications        415,191         5,687
   Cadbury Schweppes                 491,065         7,370
   CMG                                33,800           837
   Coca-Cola Beverages*               79,500           165
   Commercial Union                  143,521         2,275
   EMI Group                         110,000           655
   General Electric                  742,079         6,065
   GKN                                64,300           710
   Glaxo Wellcome                    185,183         5,855
   Guardian Royal Exchange           200,000         1,089
   Halifax                            38,800           552
   Kingfisher                        462,000         4,404
   Lex Service                        94,000           627
   LucasVarity                       275,000           943
   National Westminster              334,604         6,104
   Powergen                           51,800           719
   Railtrack Group                    43,900         1,204
   Reckit & Colman                    55,000           777
   Reuters Group                     114,000         1,101
   RJB Mining                        174,700           177
   Safeway                           175,000           863
   Siebe                             188,000           676

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)


International Equity Fund--Concluded
--------------------------------------------------------------------------------
                                    Shares/Face    Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Signet Group*                     692,600        $  363
   SmithKline Beecham                688,850         8,453
   Standard Chartered                107,700         1,144
   Tate & Lyle                       115,000           726
   Thames Water                       99,366         1,899
   TI Group                          145,000           825
   United Assurance Group             85,700           788
   United Utilities                  189,800         2,764
   Vodafone Group                    885,188        13,067
   Wimpey (George)                   212,500           405
   Zeneca Group                       70,200         2,918
                                                ----------
                                                   104,166
                                                ----------
Total Foreign Common Stocks
   (Cost $541,830)                                 579,570
                                                ----------

Foreign Preferred Stocks -- 0.4%
Germany -- 0.2%
   SAP*                                1,900           989
                                                ----------
   Italy -- 0.2%
   Fiat*                             590,000         1,007
                                                ----------
Total Foreign Preferred Stocks
   (Cost $2,500)                                     1,996
                                                ----------

U.S. Treasury Obligation -- 0.2%
   U.S. Treasury Bill (1)
     4.478%, 05/20/99               $  1,000           980
                                                ----------
Total U.S. Treasury Obligation
   (Cost $980)                                         980
                                                ----------

Repurchase Agreements -- 3.4%
   Morgan Stanley (1)
     5.200%, dated 11/30/98,
     matured 12/01/98, repurchase
     price $44,894,000 (collateralized
     by various RFBD, total par
     value $8,583,000, 8.875%-9.375%,
     07/15/20-04/15/30; various
     RFIN, total par value $35,077,000,
     0%, 04/15/04-01/15/24; RFBD,
     total par value $294,000, 8.875%,
     07/15/20; FFCB, total par
     value $940,000, 9.55%,
     05/09/05, total market value
     $14,171,324)                     13,793        13,793

--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
   State Street Bank
     5.400%, dated 11/30/98, matured
     12/01/98, repurchase price
     $7,228,803 (collateralized by
     U.S. Treasury Notes, total
     par value $5,945,000, 7.25%-7.75%,
     due 12/31/99-08/15/22,
     total market value $7,384,710)   $7,228    $    7,228
                                                ----------
Total Repurchase Agreements
   (Cost $21,021)                                   21,021
                                                ----------
Total Investments--99%
   (Cost $566,332)                                 603,567
                                                ----------
Other Assets and Liabilities, Net--1.0%              6,632
                                                ----------

Net Assets:
Portfolio Shares (unlimited authorization
   -- no par value) based on 54,243,488
   outstanding shares of beneficial interest       544,969
Undistributed net investment income                  9,391
Accumulated net realized gain
   on investments                                   18,054
Net unrealized appreciation on forward
   foreign currency contracts, foreign
   currency and translation of other assets
   and liabilities in foreign currency                  65
Net unrealized appreciation
   on futures contracts                                485
Net unrealized appreciation on investments          37,235
                                                ----------
Total Net Assets--100.0%                          $610,199
                                                ==========
Net Asset Value, Offering Price and
   Redemption Price Per Share                     $  11.25
                                                ==========
* Non-Income producing security
(1) Securities segregated to collateralize futures contracts with an aggregate market value of $13,920,135.
(2) As of September 1, 1998, the repatriation of proceeds received from the sale of these securities has been blocked until at least September 1, 1999. These securities are considered illiquid and are being fair valued using methods determined in good faith by the valuation committee of the Board of Trustees.
(3) Security fair valued using methods determined in good faith by the valuation committee of the Board of Trustees.
ADR -- American Depository Receipt
Cl -- Class
FFCB -- Federal Farm Credit Banks
GDR -- Global Depository Receipt
RFBD -- Resolution Trust Corporation
RFIN -- Resolution Funding Corporation Separately Traded Registered Interest and
        Principal Securities
Ser -- Series

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)


                                                                                 ----------------
                                                                                    Core Fixed
                                                                                      Income
                                                                                       Fund
                                                                                 ----------------
Assets:
   Investment securities (Cost $980,882)                                            $1,005,593
   Cash                                                                                     --
   Interest receivable                                                                   9,596
   Investment securities sold                                                           61,651
   Capital shares sold                                                                      --
   Futures margin receivable                                                           167,852
                                                                                    ----------
   Total Assets                                                                      1,244,692
                                                                                    ----------
Liabilities:
   Cash Overdraft                                                                        4,540
   Distribution Payable                                                                  3,848
   Investment securities purchased                                                     222,585
   Capital shares redeemed                                                                  --
   Futures margin payable                                                              167,756
   Accrued expenses                                                                        190
                                                                                    ----------
   Total Liabilities                                                                   398,919
                                                                                    ----------
   Net Assets                                                                       $  845,773
                                                                                    ==========
Net Assets:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 78,339,419 outstanding
     shares of beneficial interest                                                     808,289
   Undistributed net investment income                                                       2
   Accumulated net realized gain on investments                                         13,074
   Net unrealized depreciation on futures contracts                                       (303)
   Net unrealized appreciation on investments                                           24,711
                                                                                    ----------
   Total Net Assets                                                                 $  845,773
                                                                                    ==========

   Net Asset Value, Offering and Redemption Price Per Share                         $   10.80
                                                                                    ==========


The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI Institutional Investments Trust --For the six-month period ended
November 30, 1998 (Unaudited)

                                                          ----------     -----------     -----------      ---------------
                                                             Large           Small       Core Fixed        International
                                                              Cap             Cap           Income           Equity
                                                             Fund            Fund            Fund             Fund
                                                          ----------     -----------     -----------      ---------------
Investment Income:
   Dividends                                               $ 7,909          $  918         $     --         $  5,054
   Interest                                                  1,206             526           23,625              601
   Less: Foreign taxes withheld                                 --              --               --             (272)
                                                           -------        --------         --------         --------

   Total Investment Income                                   9,115           1,444           23,625            5,383
                                                           -------        --------         --------         --------
Expenses:
   Management fees                                             293              76              196              139
   Less: Management fees waived                               (293)            (76)            (196)            (139)
   Investment advisory fees                                  2,263             991            1,167            1,421
   Less: Investment advisory fees waived                      (886)           (213)            (725)            (530)
   Custodian fees                                               59              14               38              160
   Professional fees                                            19               4               11                9
   Registration & filing fees                                   19               5              134               11
   Trustee fees                                                 14               1                9               18
   Miscellaneous fees                                           49              18               72               26
                                                           -------        --------         --------         --------
   Total Expenses                                            1,537             820              706            1,115
                                                           -------        --------         --------         --------
Net Investment Income                                        7,578             624           22,919            4,268
                                                           -------        --------         --------         --------
Net Realized and Unrealized Gain (Loss) on
   Investments and Foreign Currency Transactions:
   Net realized gain (loss) from:
     Security transactions                                     283         (44,527)           7,114            4,388
     Futures contracts                                      (5,311)         (2,284)          (1,421)             134
   Net realized loss on forward foreign
     currency contracts and foreign
     currency transactions                                      --              --               --             (901)
   Net change in unrealized appreciation
     on forward foreign currency contracts,
     foreign currencies, and translation
     of other assets and liabilities
     denominated in foreign currencies                          --              --               --              125
   Net change in unrealized appreciation
     (depreciation) on investments                          53,436          (4,947)          11,746          (10,971)
   Net change in unrealized appreciation
     (depreciation)  on futures contracts                      721           1,013             (393)            (268)
                                                           -------        --------         --------         --------
   Net Realized and Unrealized Gain (Loss)
     on Investments, Future Contracts and
     Foreign Currency Transactions                          50,129         (50,745)          17,046           (7,493)
                                                           -------        --------         --------         --------
Net Increase (Decrease) in Net Assets
   from Operations                                         $57,707        $(50,121)         $39,965         $ (3,225)
                                                           =======        ========         ========         ========


Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- For the six-month period ended
November 30, 1998 (Unaudited) and the period ended May 31, 1998.


                                   ----------------------    -------------------     ------------------    -------------------
                                            Large                   Small                Core Fixed            International
                                             Cap                     Cap                   Income                 Equity
                                            Fund                    Fund                    Fund                   Fund
                                   ----------------------    -------------------     -------------------   -------------------
                                     06/01/98- 06/01/97-     06/01/98- 06/01/97-     06/01/98- 06/01/97-   06/01/98- 06/01/97-
                                     11/30/98  05/31/98      11/30/98  05/31/98      11/30/98  05/31/98    11/30/98  05/31/98
                                   ----------------------    -------------------     -------------------   -------------------
Operations:
   Net investment income              $ 7,578 $   10,602       $  624    $ 1,388     $ 22,919   $ 33,988    $ 4,268    $ 9,880
   Net realized gain (loss) from
     security transactions
     and futures contracts             (5,028)    38,324      (46,811)    28,140        5,693      9,813      4,522     19,484
   Net realized gain (loss) on
     forward foreign currency
     contracts and foreign
     currency transactions                 --         --           --         --           --         --       (901)       271
   Net change in unrealized
     appreciation (depreciation)
     on forward foreign currency
     contracts, foreign currencies,
     and translation of other assets
     and liabilities denominated
     in foreign currencies                 --         --           --         --           --         --        125        (55)
   Net change in unrealized
     appreciation (depreciation)
     on investments and
     futures contracts                 55,157    167,479       (3,934)    16,516       11,353     12,162    (11,239)    27,231
                                     --------   --------      -------   --------     --------    -------    -------    -------
   Net increase (decrease) in
     net assets from operations        57,707    216,405      (50,121)    46,044       39,965     55,963     (3,225)    56,811
                                     --------   --------      -------   --------     --------    -------    -------    -------
Dividends Distributed From:
   Net investment income               (7,527)    (9,415)        (637)    (1,288)     (22,911)   (33,994)        --     (7,086)
   Net realized gains                      --    (14,826)          --     (8,430)          --     (2,673)        --     (9,801)
                                     --------   --------      -------   --------     --------    -------    -------    -------
   Total dividends distributed         (7,527)   (24,241)        (637)    (9,718)     (22,911)   (36,667)        --    (16,887)
                                     --------   --------      -------   --------     --------    -------    -------    -------
Capital Share Transactions:
     Proceeds from shares issued      294,080    682,733      116,460    211,227      218,572    479,000    139,446    386,064
     Reinvestment of distributions      7,510     24,079          636      9,646       18,976     36,001         --     12,731
     Cost of shares redeemed         (150,982)  (188,457)     (39,507)   (78,785)    (172,065)  (120,365)   (80,443)  (268,961)
                                     --------   --------      -------   --------     --------    -------    -------    -------
Increase in Net Assets Derived
    from Capital Share Transactions   150,608    518,355       77,589    142,088       65,483    394,636     59,003    129,834
                                     --------   --------      -------   --------     --------    -------    -------    -------
       Net increase in net assets     200,788    710,519       26,831    178,414       82,537    413,932     55,778    169,758

Net Assets:
   Beginning of period              1,149,337    438,818      302,355    123,941      763,236    349,304    554,421    384,663
                                     --------   --------      -------   --------     --------    -------    -------    -------
   End of period                   $1,350,125 $1,149,337    $ 329,186   $302,355     $845,773   $763,236   $610,199   $554,421
                                    =========   ========      =======   ========     ========    =======    =======    =======
Capital Share Transactions:
     Shares issued                     18,661     46,459        9,842     16,923       20,410     45,756     12,941     36,229
     Reinvestment of distributions        486      1,634           57        782        1,772      3,438         --      1,294
     Shares redeemed                   (9,377)   (12,452)      (3,741)    (6,065)     (16,064)   (11,466)    (7,531)   (24,677)
                                     --------   --------      -------   --------     --------    -------    -------    -------
   Net increase in capital shares       9,770     35,641        6,158     11,640        6,118     37,728      5,410     12,846
                                    =========   ========      =======   ========     ========    =======    =======    =======

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- For the six-month period ended
November 30, 1998 (Unaudited) and the period ended May 31, 1998.


For a Share Outstanding Throughout each Period


                                         Net
                                       Realized
            Net Asset                     and        Distributions   Distributions
              Value        Net         Unrealized       from Net         from          Net Asset                  Net Assets
            Beginning  Investment   Gains/(Losses) on  Investment   Realized Capital   Value End      Total         End of
           of Period     Income        Securities        Income          Gains         of Period      Return     Period (000)
----------------------------------------------------------------------------------------------------------------------------------


---------------
Large Cap Fund
---------------

  1998*      $16.35       $0.11          $0.51            $(0.11)        $   --          $16.86        3.82%+     $1,350,125
  1998        12.66        0.18           3.98             (0.18)         (0.29)          16.35       33.36        1,149,337
  1997(1)     10.00        0.17           2.63             (0.14)            --           12.66       28.22          438,818

---------------
Small Cap Fund
---------------

  1998*      $13.12       $0.03         $(1.85)           $(0.03)        $   --          $11.27      (13.91)%+    $  329,186
  1998        10.86        0.07           2.78             (0.07)         (0.52)          13.12       26.68          302,355
  1997(1)     10.00        0.06           0.85             (0.05)            --           10.86        9.18          123,941

-----------------------
Core Fixed Income Fund
-----------------------

  1998*      $10.57       $0.36          $0.23            $(0.36)        $   --          $10.80        2.37%+     $  845,773
  1998        10.13        0.64           0.50             (0.64)         (0.06)          10.57       11.60          763,236
  1997(1)     10.00        0.64           0.17             (0.64)         (0.04)          10.13        8.28          349,304

---------------------------
International Equity Fund
---------------------------

  1998*      $11.35       $0.05         $(0.15)           $   --         $   --          $11.25       (0.88)%+    $   610,199
  1998        10.69        0.19           0.86             (0.16)         (0.23)          11.35       10.40           554,421
  1997(1)     10.00        0.14           0.61             (0.05)         (0.01)          10.69        7.56           384,663




                                               Ratio of
                                 Ratio of    Net Investment
                  Ratio of       Expenses        Income
 Ratio of     Net Investment    to Average     to Average
 Expenses          Income       Net Assets     Net Assets      Portfolio
to Average       to Average     (Excluding     (Excluding       Turnover
 Net Assets      Net Assets       Waivers)      Waivers)          Rate
--------------------------------------------------------------------------------


---------------
Large Cap Fund
---------------

  0.26%           1.29%           0.41%         1.14%            44%
  0.32            1.28            0.50          1.10             72
  0.34            1.65            0.53          1.46             71

---------------
Small Cap Fund
---------------

  0.54%           0.41%           0.68%         0.27%            78%
  0.59            0.61            0.75          0.45            120
  0.60            0.70            0.79          0.51            163

-----------------------
Core Fixed Income Fund
-----------------------

  0.18%           5.83%           0.36%         5.65%           194%
  0.20            6.13            0.41          5.92            324
  0.21            6.60            0.42          6.39            194

---------------------------
International Equity Fund
---------------------------

  0.40%           1.53%           0.64%         1.29%            42%
  0.53            2.21            0.70          2.04            109
  0.63            1.73            0.82          1.54            120


Amounts designated as "--" are either $0 or have been rounded to $0.

* For the six-month period ended November 30, 1998. All ratios have been annualized.

+    Total returns are for the period indicated and have not been annualized.

(1) The Funds commenced operations on June 14, 1996. All ratios except total return have been annualized.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)



1. Organization

SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

     The Trust is registered under the Investment Company Act of 1940, as amended, as an open- end investment company with seven funds: The Large Cap, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund" and, together, the "Funds") are each diversified operational Funds. The Emerging Markets Equity, International Fixed Income and High Yield Bond Funds are currently not operational.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

     Security Valuation -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Securities for which quotations are not readily available are valued in good faith using methods determined under general Trustee supervision.

     Federal Income Taxes -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

     Net Asset Value Per Share -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

     Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     Discount and Premium Amortization -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

     Expenses -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

     Foreign Currency Translation -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate that portion of gains and losses on investments in

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)

equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     Futures Contracts -- Each of the Funds utilized futures contracts during the period ended November 30, 1998. The Large Cap, Small Cap, and International Equity Fund's investment in Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that counterparty to a contract may default on its obligation to perform.

     Option Selling/Purchasing -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

     TBA and Other Purchase Commitments -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     Structured Notes and Indexed Notes -- The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.

     Distributions -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises. Accordingly for the Small Cap Fund, $9,000 was reclassified from accumulated net realized gain to accumulated net investment income. This reclassification has no effect on net assets or net asset values per share.

--------------------------------------------------------------------------------


     Other -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

3. Management, Investment Advisory and Distribution Agreements

The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 1, 1995. Under this Agreement, the Manager provides administrative and shareholder servicing for an annual fee of .05% of the average daily net assets of each Fund. The Manager has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Manager.

     The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.

     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of .40% of the Large Cap Fund's average daily net assets, at an annual rate of
 .65% of the Small Cap Fund's average daily net assets, at an annual rate of .30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of .51% of the International Equity Fund's average daily net assets. The Adviser has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Adviser.

     Alliance Capital Management L.P., Provident Investment Counsel, Inc., LSV Asset Management and Mellon Equity Associates, LLP each serve as an investment sub-adviser to a portion of the assets of the Large Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Sanford C. Bernstein & Co., Inc. and Trust Company of the West also serve as investment sub-advisers to a portion of the assets of the Large Cap Fund and are party to a investment sub-advisory agreement with the Trust and SIMC dated December 15, 1997 and september 18, 1998, respectively.

     Nicholas-Applegate Capital Management Inc., Wall Street Associates, Boston Partners Asset Management, L.P. and 1838 Investment Advisors, L.P. each serve as an investment sub-adviser to a portion of the assets of the Small Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Furman Selz Capital Management, LLC, LSV Asset Management, Polynous Capital Management, Robertson Stephens Investment Management, Mellon Equity Associates and Spyglass Asset management also serve as investment sub-advisers to a portion of the assets and are parties to an agreement with the Trust and SIMC dated September 20, 1996, March 28, 1997, December 15, 1997, March 24, 1998, September 21, 1998, and September 22, 1998, respectively.

     Western Asset Management Company, BlackRock Financial Management, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996.

     Acadian Asset Management, Inc. and SGY Asset Management each serve as an investment sub-adviser to a portion of the assets of the International Equity Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)

     June 14, 1996. Scottish Widows Investment Management Limited and Capital Guardian Trust Company also serve as investment sub-advisers to a portion of the assets and are parties to an agreement with the Trust and SIMC dated March 23, 1998 and June 10, 1998, respectively.

4. Organizational Costs and Transactions with Affiliates

Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the initial shares outstanding at the time of redemption.

     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

     The Large Cap, Small Cap and International Equity Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended November 30, 1998 were $6,513, $4,286 and $2,897, respectively.

5. Forward Foreign Currency Contracts

The International Equity Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

     The following forward foreign currency contracts were outstanding at November 30, 1998:


                                                                          In                Unrealized
          Maturity                               Contracts to          Exchange            Appreciation
           Dates                               Deliver/Receive            For             (Depreciation)
--------------------------                     -------------------    -----------         --------------
International Equity Portfolio:
-------------------------------
Foreign Currency Purchases:
12/1/98-12/3/98                 IT               409,453,193            $243,653              $  602
12/1/98-12/3/98                 UK                    96,880             160,632                (864)
                                                                        --------              ------
                                                                        $404,285              $ (262)
                                                                        ========              ======

Currency Legend
IT    Italian Lira
UK    British Pounds Sterling


6. Investment Transactions

The cost of security purchases and proceeds from the sale of securities including U.S. Government securities, other than temporary cash investments during the period ended November 30, 1998, were as follows:


                        Purchases (000)             Sales (000)
                        ---------------             -----------
                 U.S. Gov't         Other   U.S. Gov't         Other
                 ----------       --------  ----------       --------
Large Cap Fund          --        $595,227          --       $467,567
Small Cap Fund          --         305,904          --        221,138
Core Fixed
  Income Fund   $1,523,065          74,443  $1,464,123         54,012
International
  Equity Fund           --         281,009          --        224,928

--------------------------------------------------------------------------------



     The aggregate gross unrealized appreciation and depreciation on investments and futures contracts held by the Funds at November 30, 1998 are as follows:


                                                 Net
                                             Unrealized
               Appreciated    Depreciated   Appreciation/
               Securities     Securities   (Depreciation)
                  (000)          (000)          (000)
               ----------     ----------     -----------
Large Cap
  Fund         $328,823       $(30,777)      $298,046
Small Cap
  Fund           48,229        (27,824)        20,405
Core Fixed
  Income Fund    26,968         (2,560)        24,408
International
  Equity Fund    65,414        (27,694)        37,720


7. Concentration of Risks

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. Futures Contracts

The following Funds had futures contracts open as of November 30, 1998:

                  Number                                          Unrealized
  Contract          of         Trade        Settlement            Gain/(Loss)
Description      Contracts     Price          Month                  (000)
-----------      ---------   ---------      ----------            -----------

Large Cap Fund
S & P 500           43       $ 982.55       December 1998            $1,934
S & P 500           36       1,192.50       December 1998              (270)
S & P 500           20       1,191.20       December 1998              (144)
S & P 500            2       1,127.00       December 1998                18
S & P 500            1       1,117.00       December 1998                11
                                                                     ------
                                                                     $1,549
                                                                     ======

Small Cap Fund
Russell 2000        20       $ 348.30       December 1998            $  493
Russell 2000         2         344.00       December 1998                54
Russell 2000         2         319.50       December 1998                78
Russell 2000         1         322.50       December 1998                33

S & P 500           10       1,192.50       December 1998               (75)
                                                                     ------
                                                                     $  583
                                                                     ======

Core Fixed Income Fund
90 Day Euro         11       $  94.86        December 1998           $   (3)
90 Day Euro          3          94.76        December 1998               --

U.S. 5 Year Note    72         113.23           March 1999               38
U.S. 5 Year Note   164         112.70        December 1998              104
U.S. 5 Year Note   160         114.92        December 1998             (293)
U.S. 5 Year Note    49         112.80        December 1998               27
U.S. 5 Year Note    48         113.03        December 1998               16
U.S. 5 Year Note    47         114.50        December 1998              (54)
U.S. 5 Year Note     6         114.36        December 1998                6

U.S. 10 Year Note   43         118.78           March 1999               24
U.S. 10 Year Note (275)        117.53        December 1998             (472)
U.S. 10 Year Note  (51)        119.16        December 1998                6
U.S. 10 Year Note  (49)        119.19        December 1998                7
U.S. 10 Year Note  (41)        119.47        December 1998               18
U.S. 10 Year Note  (15)        118.53        December 1998               (8)

U.S. 30 Year Bond  (26)        128.75           March 1999              (24)
U.S. 30 Year Bond  (25)        128.29           March 1999              (36)
U.S. 30 Year Bond   (4)        129.78           March 1999                1
U.S. 30 Year Bond   (2)        129.86           March 1998                1
U.S. 30 Year Bond   44         127.00        December 1998              120
U.S. 30 Year Bond   25         127.50        December 1998               56
U.S. 30 Year Bond   23         126.84        December 1998               71
U.S. 30 Year Bond    3         129.27        December 1998                2
                                                                     ------
                                                                      $(393)
                                                                     ======

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Institutional Investments Trust -- November 30, 1998 (Unaudited)

                  Number                                          Unrealized
  Contract          of         Trade        Settlement            Gain/(Loss)
Description      Contracts     Price          Month                  (000)
-----------      ---------   ---------      ----------            -----------

International Equity Fund
Australia Ords Index 1          2,518       December 1998            $    4
Australia Ords Index 1          2,728       December 1998                 1
Australia Ords Index 1          2,729       December 1998                 1
Australia Ords Index 4          2,785       December 1998                --

DAX Index            1          3,920       December 1998                67
DAX Index            1          4,750       December 1998                17
DAX Index            2          4,860       December 1998                21
DAX Index            5          5,000       December 1998                11

IBEX Index           4          9,021       December 1998                17
IBEX Index           5          9,365       December 1998                 9
IBEX Index           9          9,620       December 1998                --

Hang Seng Index      1         10,590       December 1998                (1)
Hang Seng Index      3         10,660       December 1998                (4)

CAC 40 Index        10          2,978       December 1998                78
CAC 40 Index         4          3,622       December 1998                 8
CAC 40 Index        10          3,774       December 1998                 6
CAC 40 Index        33          3,888       December 1998               (13)

NIKKEI 225 Index     9         12,950       December 1998                76
NIKKEI 225 Index     3         14,380       December 1998                 7
NIKKEI 225 Index     9         14,600       December 1998                14
NIKKEI 225 Index    27         15,130       December 1998               (18)

FTSE 100 Index       9          4,725       December 1998               164
FTSE 100 Index       2          5,583       December 1998                 7
FTSE 100 Index       9          5,660       December 1998                22
FTSE 100 Index      22          5,828       December 1998                (7)
FTSE 100 Index       6          5,826       December 1998                (2)
                                                                   --------
                                                                       $485
                                                                   ========

                                      NOTES

--------------------------
SEI INSTITUTIONAL
INVESTMENTS TRUST
--------------------------
SEMI-ANNUAL REPORT
--------------------------
November 30, 1998


Robert A. Nesher
Chairman

Trustees
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

Officers
Edward D. Loughlin
President and Chief Executive Officer
Mark Nagle
Controller and Chief Financial Officer
Todd Cipperman
Vice President, Assistant Secretary
Sandra K. Orlow
Vice President, Assistant Secretary
Kevin P. Robins
Vice President, Assistant Secretary
Kathryn L. Stanton
Vice President, Assistant Secretary
Joseph M. O'Donnell
Vice President, Assistant Secretary
Cynthia M. Parrish
Vice President, Assistant Secretary
Richard W. Grant
Secretary

Investment Adviser
SEI Investments Management Corporation

Manager and Shareholder Servicing Agent
SEI Investments Fund Management

Distributor
SEI Investments Distribution Co.

Independent Accountants
PricewaterhouseCoopers LLP

Legal Counsel
Morgan, Lewis & Bockius LLP


This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal. SEI Investments Distribution Co., the Distributor of the SEI Funds, is not affiliated with any bank.

For more information call 1-800-DIAL-SEI/1-800-342-5734

[Logo Omitted]
Investments
Distribution
Co.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-120-01